                                                         [H&R Block Logo]


                                                        MONEY MARKET FUNDS
                                                   offered by The Reserve Funds


    [H&R Block Logo]                                      Primary Fund
                                                      U.S. Government Fund
                                                       U.S. Treasury Fund

                                                   Interstate Tax-Exempt Fund

                                                  California II Tax-Exempt Fund
                                                   Connecticut Tax-Exempt Fund
                                                     Florida Tax-Exempt Fund
   H&R Block Financial Advisors, Inc.             Massachusetts Tax-Exempt Fund
751 Griswold St., Detroit, MI 48226-3274             Michigan Tax-Exempt Fund
           Member NYSE & SIPC                       New Jersey Tax-Exempt Fund
                                                     New York Tax-Exempt Fund
THIS LITERATURE IS NOT AUTHORIZED FOR                  Ohio Tax-Exempt Fund
DISTRIBUTION TO PROSPECTIVE INVESTORS              Pennsylvania Tax-Exempt Fund
UNLESS PRECEDED OR ACCOMPANIED BY AN                 Virginia Tax-Exempt Fund
APPROPRIATE CURRENT PROSPECTUS.

Distributor--Resrv Partners, Inc.
RF/HRBFA-Combo/Annual 07/02                              ANNUAL REPORT
                                                         MAY 31, 2002

                         THE RESERVE FUND--PRIMARY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

  PRINCIPAL                                                                              VALUE
    AMOUNT      NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--69.7%                          (NOTE 1)
  ---------     ----------------------------------------------                          --------
                DOMESTIC--15.9%
$  100,000,000  American Express Centurion Bank, 1.82%, 5/7/03(a)...............  $        100,000,000
   200,000,000  Comerica Bank, 1.80%, 8/15/02(b)................................           199,998,015
   200,000,000  Comerica Bank, 1.83%, 1/16/03(b)................................           200,000,000
    50,000,000  Comerica Bank, 2.52%, 4/2/03....................................            50,002,048
   200,000,000  JPMorgan Chase Bank, 1.84%, 8/23/02.............................           200,000,000
   200,000,000  Keybank, 1.795%, 4/25/03(a).....................................           200,000,000
   100,000,000  PNC Bank, 1.89%, 6/19/02........................................           100,000,442
   200,000,000  Republic National Bank, 1.83%, 4.03%, 6/17/02...................           199,999,626
   100,000,000  Republic National Bank, 2.00%, 9/3/02...........................           100,000,000
   100,000,000  Southtrust Bank, 1.80%, 6/13/02.................................           100,000,000
    50,000,000  Southtrust Bank, 1.81%, 8/1/02..................................            50,000,000
   150,000,000  Southtrust Bank, 1.9775%, 3/28/03(a)............................           149,938,551
   200,000,000  State Street Bank and Trust Company, 1.82%, 8/15/02.............           200,000,000
    50,000,000  Wilmington Trust Company, 1.85%, 6/13/02........................            50,000,000
                                                                                  --------------------
                                                                                         1,899,938,682
                                                                                  --------------------
                YANKEES--53.8%
   100,000,000  Abbey National PLC, 1.95%, 8/9/02...............................           100,000,000
   100,000,000  Abbey National PLC, 2.00%, 9/3/02...............................           100,000,000
   100,000,000  ABN-AMRO Bank, 1.82%, 6/3/02....................................           100,000,000
   200,000,000  ABN-AMRO Bank, 1.905%, 6/11/02..................................           200,004,180
   100,000,000  BNP Paribas, 1.95%, 8/9/02......................................           100,000,000
   200,000,000  BNP Paribas, 1.81%, 8/19/02.....................................           200,000,000
   100,000,000  BNP Paribas, 1.88%, 8/30/02.....................................           100,000,000
   100,000,000  Bank of Scotland, 3.64%, 10/7/02................................            99,996,635
   100,000,000  Bank of Scotland, 2.50%, 4/2/03.................................           100,000,000
   100,000,000  Bank of Scotland, 2.78%, 5/16/03................................            99,981,294
   100,000,000  Bank of Scotland, 2.73%, 5/19/03................................            99,981,125
   100,000,000  Barclays Bank PLC, 1.83%, 8/16/02...............................           100,000,000
   200,000,000  Barclays Bank PLC, 1.88%, 8/20/02...............................           200,000,000
   100,000,000  Barclays Bank PLC, 1.86%, 9/19/02...............................           100,000,000
   200,000,000  Bayerische Hypo-und Vereinsbank AG, 1.90%, 7/10/02..............           200,000,000
   100,000,000  Bayerische Hypo-und Vereinsbank AG, 1.86%, 8/13/02..............           100,003,775
   100,000,000  Bayerische Hypo-und Vereinsbank AG, 2.43%, 11/25/02.............           100,000,000
   100,000,000  Bayerische Landesbank Girozentrale, 3.64%, 10/7/02..............            99,996,635
   100,000,000  Bayerische Landesbank Girozentrale, 2.425%, 11/25/02............            99,996,449
   100,000,000  Canadian Imperial Bank of Commerce, 1.92%, 6/18/02..............           100,000,000
   120,000,000  Canadian Imperial Bank of Commerce, 1.82%, 7/26/02..............           120,001,663
   200,000,000  Commerzbank AG, 1.8044%, 12/30/02(a)............................           199,971,097
   200,000,000  Credit Agricole Indosuez, 2.12%, 12/31/02.......................           200,000,000
   100,000,000  Credit Agricole Indosuez, 3.04%, 4/22/03........................            99,982,635
   100,000,000  Credit Agricole Indosuez, 1.81%, 4/28/03(a).....................            99,976,540
    50,000,000  Danske Bank, 1.82%, 8/5/02......................................            50,000,000
   100,000,000  Deutsche Bank, 1.80%, 7/2/02....................................           100,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

  PRINCIPAL                                                                              VALUE
    AMOUNT      NEGOTIABLE BANK CERTIFICATES OF DEPOSIT (CONTINUED)                     (NOTE 1)
  ---------     ---------------------------------------------------                     --------
                YANKEES (CONTINUED)
$  200,000,000  Deutsche Bank, 1.82%, 7/30/02...................................  $        200,000,000
   200,000,000  Deutsche Bank, 1.87%, 8/22/02...................................           200,000,000
   100,000,000  Dexia Bank, 1.91%, 6/17/02......................................           100,000,383
   100,000,000  Dexia Bank, 1.82%, 8/1/02.......................................           100,000,000
   200,000,000  Dresdner Bank, 1.77%, 6/6/02....................................           200,000,000
   200,000,000  KBC Bank, 1.77%, 3/28/03........................................           199,932,416
   200,000,000  KBC Bank, 2.89%, 4/21/03........................................           199,965,330
   200,000,000  Landesbank Baden-Wurttemberg, 1.805%, 7/8/02....................           200,000,973
   100,000,000  Landesbank Baden-Wurttemberg, 1.83%, 8/14/02....................           100,000,995
   200,000,000  Landesbank Hessen-Thueringen Girozentrale, 1.80%, 8/14/02.......           200,000,000
   100,000,000  Landesbank Hessen-Thueringen Girozentrale, 2.58%, 11/12/02......           100,065,035
   200,000,000  Lloyds TSB Bank PLC, 1.82%, 8/15/02.............................           200,000,000
   100,000,000  Natexis Banques Populaires, 1.83%, 6/3/02.......................           100,000,000
    67,000,000  Royal Bank of Canada, 3.84%, 7/26/02............................            67,012,041
   100,000,000  Royal Bank of Scotland, 1.82%, 6/3/02...........................           100,000,000
   100,000,000  Royal Bank of Scotland, 1.83%, 8/16/02..........................           100,000,000
   200,000,000  Svenska Handelsbanken, 1.84%, 6/26/02...........................           200,005,059
   100,000,000  Svenska Handelsbanken, 2.44%, 11/25/02..........................           100,000,000
   100,000,000  Toronto Dominion Bank, 1.82%, 8/16/02...........................           100,000,000
   115,000,000  UBS, 1.85%, 8/29/02.............................................           115,010,671
   100,000,000  Westdeutsche Landesbank Girozentrale, 1.88%, 8/22/02............           100,000,000
   100,000,000  Westdeutsche Landesbank Girozentrale, 2.74%, 4/8/03.............           100,000,000
   100,000,000  Westdeutsche Landesbank Girozentrale, 2.78%, 5/16/03............            99,981,294
                                                                                  --------------------
                                                                                         6,451,866,225
                                                                                  --------------------
                Total Negotiable Bank Certificates of Deposit (Cost
                $8,351,804,907).................................................         8,351,804,907
                                                                                  --------------------
                GOVERNMENT AGENCY NOTES--0.4%
    50,000,000  Federal National Mortgage Association, 6.75%, 8/15/02...........            50,288,801
                                                                                  --------------------
                Total Government Agency Notes (Cost $50,288,801)................            50,288,801
                                                                                  --------------------
                REPURCHASE AGREEMENTS--29.6%
   500,000,000  Bear Stearns & Co., Inc., 1.84%, due 6/3/02, repurchase proceeds at maturity $500,076,667 (collateralized by FGRA 0% due 6/15/31 to 5/15/32 valued at $227,046,301, FGRM 6.0% to 7.0% due 8/15/23 to 5/15/32 valued at $191,312,201, FNRA 2.25% due 2/25/31 valued at $25,226,138, FNRM 6.0% to 7.0% due 7/25/23 to 4/25/30 valued
                at $68,560,285, GNRR 6.0% due 5/20/29 valued at $2,859,192).....           500,000,000
 1,061,000,000  Deutsche Banc Alex Brown Inc., 1.83% due 6/3/02, repurchase proceeds at maturity $1,061,161,803 (collateralized by FGPC
                6.50% to 8.5% due 2/01/22 to 6/01/32 valued at $207,197,998,
                FNMS 6.0% to 8.5% due 3/1/17 to 6/1/32 valued at
                $885,632,003)...................................................         1,061,000,000
 1,000,000,000  JP Morgan Chase & Co., 1.82% due 6/3/02, repurchase proceeds at maturity $1,000,151,667 (collateralized by FGRM 6.0% to 7.25%
                due 3/15/07 to 1/15/32 valued at $166,048,292, FNMA 6.5% due
                3/20/23 valued at $9,915,506, FNRM 0% due 10/25/21 to 3/25/32 valued at $97,117,220, GNRM 5.5% to 6.5% due 12/16/24 to
                11/16/31 valued at $496,998,249, GNRP 6.25% to 19.7865% due
                4/17/29 valued at $28,128,449, GNRR 5.75% to 6.0% due 1/20/29 to
                2/20/29 valued at $231,792,488).................................         1,000,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

  PRINCIPAL                                                                              VALUE
    AMOUNT      REPURCHASE AGREEMENTS (CONTINUED)                                       (NOTE 1)
  ---------     ---------------------------------                                       --------
$  500,000,000  Lehman Brothers, Inc., 1.80% due 6/3/02, repurchase proceeds at maturity $500,075,000 (collateralized by FGPC 5.5% to 9.5% due
                7/1/02 to 6/1/32 valued at $229,691,689, FMPC 6.5% to 16.25% due
                7/1/02 to 8/1/19 valued at $2,149,620, FNMC 5.5% to 12.0% due
                6/1/03 to 5/1/32 valued at $283,077,720)........................  $        500,000,000
   480,000,000  State Street Bank & Trust Co., 1.79%, due 6/3/02, repurchase proceeds at maturity $480,071,600 (collateralized by FHLMC 3.25%
                due 12/15/03 valued at $146,893,033, FNMA 0% to 5.75% due 1/8/03
                to 11/14/03 valued at $342,727,326).............................           480,000,000
                                                                                  --------------------
                Total Repurchase Agreements (Cost $3,541,000,000)...............         3,541,000,000
                                                                                  --------------------

                  TOTAL INVESTMENTS (COST $11,943,093,708)............      99.7%       11,943,093,708
                  OTHER ASSETS, LESS LIABILITIES......................       0.3            41,306,703
                                                                        --------  --------------------
                  NET ASSETS..........................................     100.0% $     11,984,400,411
                                                                        ========  ====================
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                  EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR
                  VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH
                  CLASS:
                  6,461,983,951 SHARES CLASS R..................................                 $1.00
                                                                                  ====================
                  23,456,859 SHARES CLASS 75....................................                 $1.00
                                                                                  ====================
                  509,984,345 SHARES CLASS TREASURER'S TRUST....................                 $1.00
                                                                                  ====================
                  23,135,992 SHARES CLASS 45....................................                 $1.00
                                                                                  ====================
                  2,113,448,621 SHARES CLASS 25.................................                 $1.00
                                                                                  ====================
                  34,046,435 SHARES CLASS 15....................................                 $1.00
                                                                                  ====================
                  2,818,344,208 SHARES CLASS 8..................................                 $1.00
                                                                                  ====================

-----------------

(a)  Variable rate certificate of deposit.
(b)  Floating rate certificate of deposit.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                             VALUE
   AMOUNT     U.S. TREASURY BILLS--55.1%                                             (NOTE 1)
 ---------    --------------------------                                             --------
$550,000,000  1.695%--1.70%, 6/13/02...........................................  $     549,740,312
                                                                                 -----------------
              Total U.S. Treasury Bills (Cost $549,740,312)....................        549,740,312
                                                                                 -----------------

              REPURCHASE AGREEMENTS--44.7%
              ----------------------------
 235,000,000  Bear Stearns &Co., Inc., 1.82%, due 6/3/02, repurchase proceeds at maturity $235,035,642 (collateralized by GNMA 5.0% to 9.5% due
              2/15/09 to 5/15/32 valued at $242,051,262).......................        235,000,000
 100,000,000  Lehman Brothers, Inc., 1.77%, due 6/3/02, repurchase proceeds at maturity $100,014,750 (collateralized by GNAR 5% due 12/20/31 value at 2,259,339, GNMA 4.5% to 9.25% due 4/15/06 to 5/20/32
              valued at $100,724,801)..........................................        100,000,000
 111,000,000  State Street Bank & Trust Co., 1.77%, due 6/3/02, repurchase proceeds at maturity $111,016,373 (collateralized by U.S.
              Treasury Bills 8.0% to 10.375% due 5/15/09 to 11/15/21 valued at
              $113,236,717)....................................................        111,000,000
                                                                                 -----------------
              Total Repurchase Agreements (Cost $446,000,000)..................        446,000,000
                                                                                 -----------------

                 TOTAL INVESTMENTS (COST $995,740,312)...............      99.8%       995,740,312
                 OTHER ASSETS, LESS LIABILITIES......................       0.2          1,643,130
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     997,383,442
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                 EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH
                 CLASS:
                 902,306,501 SHARES CLASS R....................................              $1.00
                                                                                 =================
                 3,964,137 SHARES CLASS TREASURER'S TRUST......................              $1.00
                                                                                 =================
                 443,300 SHARES CLASS 45.......................................              $1.00
                                                                                 =================
                 90,669,504 SHARES CLASS 25....................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                             VALUE
  AMOUNT     U.S. TREASURY BILLS--99.9%                                              (NOTE 1)
 ---------   --------------------------                                              --------
$38,000,000  1.71%--1.755%, 6/6/02.............................................  $      37,994,450
 34,000,000  1.665%--1.825%, 6/13/02...........................................         33,983,578
 52,000,000  1.68%--1.815%, 6/20/02............................................         51,956,770
 40,000,000  1.685%--1.79%, 6/27/02............................................         39,953,500
 59,000,000  1.74%--1.83%, 7/5/02..............................................         58,904,747
 46,000,000  1.795%, 7/11/02...................................................         45,912,843
 54,000,000  1.645%--1.715%, 7/18/02...........................................         53,886,419
 50,000,000  1.675%, 7/25/02...................................................         49,879,028
 40,000,000  1.72%, 8/1/02.....................................................         39,887,243
 23,000,000  1.715%--1.73%, 8/8/02.............................................         22,927,492
 58,000,000  1.74%--1.815%, 8/15/02............................................         57,791,048
 15,000,000  1.705%--1.73%, 8/22/02............................................         14,942,944
 38,000,000  1.725%--1.75%, 9/5/02.............................................         37,827,667
 32,000,000  1.75%, 9/26/02....................................................         31,821,111
 24,000,000  1.84%, 10/17/02...................................................         23,833,173
                                                                                 -----------------

                 TOTAL U.S. TREASURY BILLS (COST $601,502,013).......      99.9%       601,502,013
                 OTHER ASSETS, LESS LIABILITIES......................       0.1            650,159
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     602,152,172
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF
                 EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH
                 CLASS:
                 344,296,908 SHARES CLASS R....................................              $1.00
                                                                                 =================
                 257,855,264 SHARES CLASS TREASURER'S TRUST....................              $1.00
                                                                                 =================

                                 GLOSSARY
FGPC    --    FHLMC Gold Mortgage-Backed Pass-Through Participation
              Certificates
FGRA    --    FHLMC Adjustable Rate REMIC
FGRM    --    FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
              Certificates
FHLMC   --    Federal Home Loan Mortgage Corp.
FMPC    --    Freddie Mac Mortgage Participation Certificates
FNMA    --    Federal National Mortgage Association
FNMC    --    Fannie Mae Multi Currency
FNMS    --    Federal Mortgage-Backed Pass-Through Securities
FNRA    --    FHLMC Real Estate Mortgage Conduit Adjustable Rate
FNRM    --    Federal National Mortgage Association ("FNMA") REMIC
              Mortgage-Backed Pass-Through Securities
FNST    --    FNMA STRIPS
GNAR    --    GNMA Adjustable Rate Mortgage-Back Pass-Through Securities.
GNMA    --    Government National Mortgage Association
GNRM    --    GNMA Pass-Through Floater
GNRP    --    Fed eligible GNMA REMIC
GNRR    --    PTC eligible GNMA REMIC

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                             VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--98.8%                                           (NOTE 1)
 ---------   -----------------------------                                           --------
             ALASKA--0.4%
$ 1,400,000  Anchorage Alaska, GO, 5.50%, 10/1/02 (b)..........................  $       1,416,253
                                                                                 -----------------
             ARIZONA--1.2%
  1,100,000  Apache County, IDA for Tucson Electric Power Company, 1.40%,
             12/15/18 (a)......................................................          1,100,000
  1,100,000  Arizona Health Facilities Authority, 1.26%, 10/1/15 (a)...........          1,100,000
  1,300,000  Glendale Water & Sewer, GO, 4.75%, 7/1/02 (b).....................          1,302,002
    500,000  Pima County, IDA for Tucson Electric Power, 1.40%, 10/1/22 (a)....            500,000
                                                                                 -----------------
                                                                                         4,002,002
                                                                                 -----------------
             CALIFORNIA--6.4%
  2,000,000  Alameda Contra Costa Capital Improvements, 1.35%, 11/1/14 (a).....          2,000,000
 13,500,000  California State, RAN, 3.25%, 6/28/02.............................         13,510,027
  1,600,000  Elsinore Valley, COP for Water District, Series A, 1.30%,
             7/1/29 (a)........................................................          1,600,000
  2,000,000  Los Angeles, TRAN, 3.75%, 6/28/02.................................          2,001,574
  2,000,000  Los Angeles School District, TRAN, 4.00%, 7/23/02.................          2,003,815
                                                                                 -----------------
                                                                                        21,115,416
                                                                                 -----------------
             COLORADO--3.0%
    800,000  Broomfield, IDA for Buckeye Investments Project, 1.50%,
             12/1/09 (a).......................................................            800,000
  7,000,000  Colorado State, TAN, 3.00%, 6/28/02...............................          7,004,115
  1,850,000  Denver County Airport, Series B, 1.40%, 12/1/20 (a)...............          1,850,000
    400,000  Eagle County Smith Creek Metropolitan District, 1.50%,
             10/1/35 (a).......................................................            400,000
                                                                                 -----------------
                                                                                        10,054,115
                                                                                 -----------------
             CONNECTICUT--1.6%
    800,000  Connecticut Development Authority for Independent Living Project,
             1.25%, 7/1/15 (a).................................................            800,000
    900,000  Connecticut, HEFA for Hotchkiss School, Series A, 1.15%,
             7/1/30 (a)........................................................            900,000
    300,000  Connecticut, HEFA for Raphael Hospital, Series J, 1.05%,
             7/1/22 (a)........................................................            300,000
    200,000  Connecticut Special Tax Transportation Infrastructure, Series 1,
             Revenue Bonds, 1.35%, 9/1/20 (a)..................................            200,000
  1,200,000  Connecticut State, GO, Series 1A, 1.40%, 2/15/21 (a)..............          1,200,000
  1,500,000  Hartford Redev. Agency MFH for Underwood Towers Project, 1.30%,
             6/1/20 (a)........................................................          1,500,000
    400,000  Shelton County, HFA for Crosby Commons Project, 1.35%,
             1/1/31 (a)........................................................            400,000
                                                                                 -----------------
                                                                                         5,300,000
                                                                                 -----------------
             DISTRICT OF COLUMBIA--0.9%
  2,740,000  District of Columbia, GO, Howard University, Series B, prefunded
             10/1/02 @ 102, 6.75%, 10/1/12.....................................          2,839,725
                                                                                 -----------------
             FLORIDA--2.9%
  1,200,000  Dade County Fixed Copy Asset, 1.50%, 10/1/10 (a)..................          1,200,000
    800,000  Dade County, IDA for Dolphins Stadium Project, Series D, 1.45%,
             1/1/16 (a)........................................................            800,000
    565,000  Dade County Water & Sewer System, 1.40%, 10/5/22 (a)..............            565,000
    800,000  Florida, HFA for Kings Colony, 1.45%, 8/1/06 (a)..................            800,000
    500,000  Florida, HFA for River Oaks, Series 85TT, 1.40%, 12/1/29 (a)......            500,000
    200,000  Florida Housing Finance Corp. for Reflections, Series 5, 1.40%,
             7/1/31 (a)........................................................            200,000
  1,000,000  Florida Muni Power Stanton Project, 1.50%, 10/1/19 (a)............          1,000,000
  1,765,000  Orange County, IDA for Central Florida YMCA Project, Series A,
             1.50%, 5/1/27 (a).................................................          1,765,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

 PRINCIPAL                                                                             VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                      (NOTE 1)
 ---------   ----------------------------------                                      --------
             FLORIDA (CONTINUED)
$ 1,100,000  Orange County School Board COP, Series B, 1.55%, 8/1/25 (a).......  $       1,100,000
    200,000  Orange County School District, TAN, 2.75%, 9/16/02................            200,680
  1,000,000  Palm Beach County Norton Gallery School of Art, 1.40%,
             5/1/30 (a)........................................................          1,000,000
    500,000  Volusia County HEFA for Southwest Volusia, 1.40%, 11/15/23 (a)....            500,000
                                                                                 -----------------
                                                                                         9,630,680
                                                                                 -----------------
             GEORGIA--2.1%
  2,500,000  Atlanta Water & Waste, Series C, 1.55%, 11/1/41 (a)...............          2,500,000
  1,413,409  Georgia Muni Assoc. Pool Bd. COP, 1.45%, 12/15/20 (a).............          1,413,409
  3,180,000  Macon-Bibb County Industrial Authority, Business Park & Airport
             Project, 1.45%, 7/1/20 (a)........................................          3,180,000
                                                                                 -----------------
                                                                                         7,093,409
                                                                                 -----------------
             HAWAII--0.6%
  2,000,000  Honolulu City & County, GO, Series 2001C, 2.85%, 12/4/02 (b)......          2,007,896
                                                                                 -----------------
             ILLINOIS--2.7%
  1,000,000  Chicago, WSR, 1.40%, 11/1/30 (a)..................................          1,000,000
  1,000,000  Illinois, DFA for Con Edison, Series C, 1.35%, 3/1/09 (a).........          1,000,000
    700,000  Illinois, DFA for WBEZ Alliance Project, 1.40%, 3/1/29 (a)........            700,000
    900,000  Illinois, EFA for Museum National History, 1.40%, 11/1/25 (a).....            900,000
  1,700,000  McCook County for Saint Andrews, 1.50%, 12/1/21 (a)...............          1,700,000
    200,000  Naperville Illinois for Heritage YMCA Group, 1.40%,
             12/1/29 (a).......................................................            200,000
  3,590,000  Will County Community School District 365, GO, 3.50%,
             11/1/02 (b).......................................................          3,613,705
                                                                                 -----------------
                                                                                         9,113,705
                                                                                 -----------------
             INDIANA--4.0%
  2,625,000  Allen County Public Library, GO, 1.75%, 7/1/02 (b)................          2,625,000
    495,000  Indiana, HFAR for Mental Health & Rehab, 1.45%, 11/1/20 (a).......            495,000
  2,000,000  Indiana, TFA, GO, 6.75 prefunded, 11/1/02 @ 102, 11/1/11..........          2,078,525
  1,000,000  Indiana, TFA, GO, 6.25 prefunded, 11/1/02 @ 102, 11/1/16..........          1,036,928
  1,500,000  Logansport, EDA for Modine Mfg. Project, 1.75%, 1/1/08 (a)........          1,500,000
    500,000  Marshall County, EDA for Culver Foundation Project, 1.45%,
             1/1/35 (a)........................................................            500,000
  5,000,000  Princeton PCR, 1.65% 4/1/22 (a)...................................          5,000,000
                                                                                 -----------------
                                                                                        13,235,453
                                                                                 -----------------
             IOWA--2.7%
  1,000,000  Des Moines, HRB for Iowa Methodist Medical Center Project, 1.45%,
             8/1/15 (a)........................................................          1,000,000
  8,000,000  Iowa, TRAN, Series 2001, 3.00%, 6/27/02...........................          8,006,005
                                                                                 -----------------
                                                                                         9,006,005
                                                                                 -----------------
             KENTUCKY--0.9%
    665,000  Covington, IDR Baptist Convalescent, 1.45%,4/1/19 (a).............            665,000
  2,390,000  Lexington Fayette Urban Residential Facilities for Richmond Place
             Assoc. Project, 2.25%, 4/1/03 (b).................................          2,390,000
                                                                                 -----------------
                                                                                         3,055,000
                                                                                 -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

 PRINCIPAL                                                                             VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                      (NOTE 1)
 ---------   ----------------------------------                                      --------
             LOUISIANA--6.1%
$ 2,195,500  Ascension Parish, IDR for Borden Inc. Project, 1.21%,
             12/01/09 (a)......................................................  $       2,195,500
  1,790,000  Calcasieu Parish IDR, 1.45%, 8/1/04 (a)...........................          1,790,000
  1,990,000  Calcasieu Sales Tax District, 1.40%, 9/1/02 (a)...................          1,990,000
  1,120,000  Louisiana, PFA Public Safey Joint Emergency, GO, 3.50%,
             8/1/02 (b)........................................................          1,121,776
  2,190,000  Louisiana, PFA for Kenner Hotel Limited, 1.65%, 12/1/15 (a).......          2,190,000
  2,090,000  Louisiana, PFA for Ciba Geigy Corp Project, 1.40%, 12/1/04 (a)....          2,090,000
  4,295,500  Louisiana Offshore Terminal Authority, 1st. Stage, 1.60%,
             9/1/06 (a)........................................................          4,295,500
  4,495,500  Louisiana State University Agriculture & Mechanical College,
             1.45%, 7/1/30 (a).................................................          4,495,500
                                                                                 -----------------
                                                                                        20,168,276
                                                                                 -----------------
             MASSACHUSETTS--3.3%
    258,000  Andover, GO, 4.00%, 12/15/02 (b)..................................            260,853
    575,000  Fall River, GO, 5.00%, 6/1/02 (b).................................            575,000
  1,225,000  Groton Dunstable School District, GO, 5.00%, 10/15/02 (b).........          1,237,928
  2,300,000  Groton Dunstable, BAN, 2.25%, 12/20/02............................          2,304,940
    600,000  Massachusetts Wholesale Electric Power Supply Sys., GO, prefunded
             7/1/02 @102, 6.75%, 7/01/17.......................................            614,282
  1,760,000  Massachusetts, DFA for Notre Dame Health Care,1.39%,
             10/1/29 (a).......................................................          1,760,000
  1,475,000  Massachusetts, WRA, GO, prefunded 7/15/02 @ 102, 6.50%, 7/15/21...          1,510,815
    500,000  Massachusetts, WRA, Series 99B, 1.30%, 8/1/28 (a).................            500,000
  2,316,000  Plymouth, BAN, 2.50%-3.00%, 6/20/02...............................          2,316,573
                                                                                 -----------------
                                                                                        11,080,391
                                                                                 -----------------
             MICHIGAN--2.5%
    200,000  Bruce Township HDA for Sisters of Charity, 1.30%, 5/1/18 (a)......            200,000
    680,000  Delta County EDC for Mead Escambia Paper, Series C, 1.65%,
             12/1/23 (a).......................................................            680,000
  1,400,000  Delta County EDC for Mead Escambia Paper, Series 85, 1.55%,
             12/1/13 (a).......................................................          1,400,000
    200,000  Detroit Sewage District, Series C1, 1.40%, 7/1/27 (a).............            200,000
    300,000  Detroit Water Supply System, Series 93, 1.40%, 7/1/13 (a).........            300,000
    400,000  Flint Hospital Hurley Medical Center, Series B, 1.40%,
             7/1/15 (a)........................................................            400,000
    300,000  Gaylord Hospital, Otsego Memorial Hospital, 1.45%, 12/1/26 (a)....            300,000
  1,335,000  Grand Rapids Water Supply System, 1.40%, 1/1/20 (a)...............          1,335,000
  1,215,000  Jackson County EDC for Thrifty Leoni Inc. Project, 1.90%,
             12/1/14 (a).......................................................          1,215,000
    730,000  Michigan, Grant Anticipation Notes, Series C, 1.35%,
             9/15/08 (a).......................................................            730,000
    200,000  Michigan, HDA for Pine Ridge Ltd., 1.40%, 10/1/07 (a).............            200,000
    850,000  Michigan Job Development Authority for Wyandotte Court, 1.40%,
             12/1/09 (a) ......................................................            850,000
    500,000  Michigan Strategic Fund Ltd. for Allen Group Inc, Project, 1.40%,
             11/1/25 (a).......................................................            500,000
                                                                                 -----------------
                                                                                         8,310,000
                                                                                 -----------------
             MINNESOTA--13.4%
  1,990,000  Arden Hills HSG for Presbyterian Homes, 1.60%, 9/1/29 (a).........          1,990,000
  1,590,000  Beltrami County for Northwood Panelboard, 1.65%, 12/1/21 (a)......          1,590,000
  3,300,000  Brooklyn for Brookdale Corp., II Project, 1.60%, 12/1/14 (a)......          3,300,000
  1,095,500  Cohasset for Minnesota Power & Light Co., 1.50%, 12/1/07 (a)......          1,095,500
  6,400,000  Cohasset for Minnesota Power & Light Co., Project A, 1.50%,
             6/1/20 (a)........................................................          6,400,000
  1,800,000  Cohasset for Minnesota Power & Light Co., Project B, 1.50%,
             6/1/13 (a)........................................................          1,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

 PRINCIPAL                                                                             VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                      (NOTE 1)
 ---------   ----------------------------------                                      --------
             MINNESOTA (CONTINUED)
$ 5,000,000  Duluth EDA for Miller Dwan Medical Center Project, 1.60%,
             6/1/19 (a)........................................................  $       5,000,000
  4,065,000  Duluth Tax Revenue Bond for Lake Superior Paper, 1.40%,
             9/1/10 (a)........................................................          4,065,000
    270,000  Hennepin County, Series B, 1.25%, 12/1/20 (a).....................            270,000
  3,170,000  Hennepin County, Series C, 1.25%, 12/1/10 (a).....................          3,170,000
  1,245,500  Mankato for Bethanny Lutheran College, 1.55%, 11/1/15 (a).........          1,245,500
  1,995,500  Minneapolis Convention Center, 1.25%, 12/1/18 (a).................          1,995,500
  1,475,000  Minneapolis Seven Corners, 1.35%, 11/1/31 (a).....................          1,475,000
  3,000,000  Minneapolis St. Paul Airport, 1.60%, 6/10/02 (b)..................          3,000,000
  3,390,000  Minnesota Higher Education for St. Olaf College, 1.50%, 10/1/30,
             10/1/32 (a).......................................................          3,390,000
  1,400,000  New Brighton Industrial Development for Unicare Homes, 1.28%,
             12/1/14 (a).......................................................          1,400,000
  3,000,000  Regents University, Intermediate Term A, 1.45%, 7/1/08 (a)........          3,000,000
    205,000  Roseville Commercial Development for Berger Transfer & Storage,
             1.40%, 12/1/15 (a)................................................            205,000
                                                                                 -----------------
                                                                                        44,391,500
                                                                                 -----------------
             MISSOURI--0.6%
  1,550,000  Jefferson County IDA for Westview Nursing Home, 1.40%,
             3/1/08 (a)........................................................          1,550,000
    310,000  Platte County IDR for Platte Care Facility, 1.85%, 10/1/10 (a)....            310,000
                                                                                 -----------------
                                                                                         1,860,000
                                                                                 -----------------
             NEBRASKA--0.1%
    390,000  Buffalo County, Series 85, 1.60%, 2/1/15 (a)......................            390,000
                                                                                 -----------------
             NEVADA--0.3%
  1,000,000  Clark County School District GO, 7.25%, 6/15/02 (b)...............          1,001,365
    115,000  Clark County School District, Series A, 1.60%, 6/15/21 (a)........            115,000
                                                                                 -----------------
                                                                                         1,116,365
                                                                                 -----------------
             NEW HAMPSHIRE--1.1%
  3,800,000  New Hampshere HEFA for Exeter Hospital, Series B, 1.50%,
             10/1/23 (a).......................................................          3,800,000
                                                                                 -----------------
             NEW JERSEY--5.4%
  1,460,000  Camden County Improvement Authority, 1.50%, 9/1/26 (a)............          1,460,000
    200,000  Essex County Improvement Authority for the Children's Institute,
             1.40%, 2/1/20 (a).................................................            200,000
  1,600,000  Jersey City IDA for Dixon Mills Apartments, 1.25%, 5/15/30 (a)....          1,600,000
    400,000  New Jersey EDA for 400 Intl Dr Partners, 1.45%, 9/1/05 (a)........            400,000
  1,000,000  New Jersey Sports Expo Authority, Series C, 1.30%, 9/1/24 (a).....          1,000,000
  6,040,000  New Jersey TRAN, Series 2001, 3.00%, 6/14/02......................          6,042,203
    700,000  New Jersey Turnpike Authority, Series 91D, 1.30%, 1/1/18 (a)......            700,000
  2,779,000  North Brunswick Township BAN, 2.20%, 12/12/02.....................          2,786,186
    640,000  Raritan Township BAN, 3.15%, 6/13/02..............................            640,078
  3,269,532  Sparta Township BAN, 2.60%, 1/17/03...............................          3,289,110
                                                                                 -----------------
                                                                                        18,117,577
                                                                                 -----------------
             NEW YORK--8.8%
  5,000,000  Chappaqua School District BAN, 2.25%, 9/13/02.....................          5,008,958
  1,700,000  Guilderland IDA for North Eastern Industrial Park, Series 93A,
             1.30%, 12/1/08 (a)................................................          1,700,000
  5,400,000  Long Island Power Authority, Series 3B, 1.50%, 5/1/33 (a).........          5,400,000
  1,500,000  New York City, Series A4, 1.50%, 8/1/22 (a).......................          1,500,000
  4,500,000  New York City, Series A6, 1.50%, 11/1/26 (a)......................          4,500,000
  2,500,000  New York City, Series A7, 1.60%, 8/1/19 (a).......................          2,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

 PRINCIPAL                                                                             VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                      (NOTE 1)
 ---------   ----------------------------------                                      --------
             NEW YORK (CONTINUED)
$ 1,800,000  New York City, Series B, 1.40%, 10/1/21 (a).......................  $       1,800,000
  6,800,000  New York City Water Financial Authority, WSR, 1.50%,
             6/15/25 (a).......................................................          6,800,000
                                                                                 -----------------
                                                                                        29,208,958
                                                                                 -----------------
             NORTH CAROLINA--1.0%
  1,000,000  Lenoir County PCR for Texasgulf, 1.725%, 12/1/03 (a)..............          1,000,000
  1,100,000  North Carolina Elderly Facilities for Cardinal Gibbons, 1.45%,
             8/1/14 (a)........................................................          1,100,000
  1,300,000  North Carolina Med Care Community for Stanley Total Living Center,
             1.45%, 4/1/18 (a).................................................          1,300,000
                                                                                 -----------------
                                                                                         3,400,000
                                                                                 -----------------
             OHIO--6.3%
    615,000  Amherst Village School District GO, 5.00%, 12/1/02 (b)............            624,007
    750,000  Butler County Healthcare Facility for Lifesphere Project, 1.40%,
             5/1/27 (a)........................................................            750,000
  3,450,000  Cincinnati & Hamilton Port Authority EDC for Kenwood Office
             Assoc., 1.65%, 9/1/25 (a).........................................          3,450,000
    300,000  Cleveland Income Tax Revenue, 1.30%, 5/15/24 (a)..................            300,000
    200,000  Columbus for Lyra & Gemini & Polaris, 1.45%, 8/1/11 (a)...........            200,000
  3,000,000  Cuyahoga County EDA for Cleveland Health Education Museum, 1.45%,
             3/1/32 (a)........................................................          3,000,000
    100,000  Cuyahoga County EDA for The Cleveland Orchestra, 1.60%,
             4/1/28 (a)........................................................            100,000
  1,650,000  Cuyahoga County for Cleveland Botanical, 1.45%, 7/1/31 (a)........          1,650,000
    100,000  Cuyahoga County HRB for Cleveland Clinic, Series A, 1.35%,
             1/1/26 (a)........................................................            100,000
    100,000  Cuyahoga County HRB for University Hospital Cleveland, 1.40%,
             1/15/29 (a).......................................................            100,000
    500,000  Cuyahoga County IDA for Allen Group Project, 1.40%,
             12/1/15 (a).......................................................            500,000
    400,000  Delaware County IDR for Radiation Sterilizers, 1.70%,
             12/1/04 (a).......................................................            400,000
    100,000  Franklin County for US Health Corp., Series A, 1.40%,
             12/1/21 (a).......................................................            100,000
  1,050,000  Franklin County MFH for US Health Corp., Series B, 1.45%,
             12/1/20 (a).......................................................          1,050,000
    200,000  Hamilton County HRB for Health Alliance, Series A, 1.15%
             1/1/18 (a)........................................................            200,000
  1,515,000  Indian Hill EDC for Cincinnati Country Day School, 1.42%,
             5/1/19 (a)........................................................          1,515,000
    200,000  Kent State University, University Receipts, 1.35%, 5/1/31 (a).....            200,000
    300,000  Lorain County Independent Living for Elyria United Methodist,
             1.47%, 6/1/22 (a).................................................            300,000
    990,000  Lucas County for Toledo Project, 1.40%, 10/1/05 (a)...............            990,000
  1,500,000  Middleburgh for Southwest General Hospital, 1.45%, 8/15/22 (a)....          1,500,000
    200,000  Ohio Air Quality DAR for Pollution Control Cincinnati Gas,
             Series B, 1.60%, 9/1/30 (a).......................................            200,000
  1,260,000  Ohio WDA for Cleveland Electric, Series B, 1.40%, 8/1/20 (a)......          1,260,000
  1,160,000  Ottawa County Hospital Facilities Luther Home of Mercy Project,
             1.50%, 10/1/17 (a)................................................          1,160,000
     25,000  Sharonville IDR for Edgecomb Metals Inc, 1.40%, 11/1/09 (a).......             25,000
  1,205,000  Stark County Port Authority Healthcare for Canton School, 1.50%,
             2/1/27 (a)........................................................          1,205,000
                                                                                 -----------------
                                                                                        20,879,007
                                                                                 -----------------
             OKLAHOMA--0.8%
    500,000  Oklahoma City Christian College Revenue Bonds, 1.75%,
             7/1/15 (a)........................................................            500,000
  1,000,000  Oklahoma State Capital Improvement Authority GO, 5.00%,
             9/1/02 (b)........................................................          1,007,657
  1,000,000  Tulsa IDR for Park Chase Apartments, Series A-1, 1.40%,
             12/15/29 (a)......................................................          1,000,000
                                                                                 -----------------
                                                                                         2,507,657
                                                                                 -----------------
             OREGON--0.2%
    500,000  Portland MFHR for South Park Block Project A, 1.45%,
             12/1/11 (a).......................................................            500,000
                                                                                 -----------------
             PENNSYLVANIA--3.4%
    835,000  Berks County IDA for Visiting Nurse Assoc., Series A, 1.65%,
             12/1/15 (a).......................................................            835,000
  1,120,000  Dallastown Area School District, 1.46%, 2/1/18 (a)................          1,120,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

 PRINCIPAL                                                                             VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                      (NOTE 1)
 ---------   ----------------------------------                                      --------
             PENNSYLVANIA (CONTINUED)
$   500,000  Lancaster County GO, Series 2000, 1.46%, 5/1/30 (a)...............  $         500,000
    480,000  Lancaster County HRB for Bretheren Village, 1.46%, 6/15/20 (a)....            480,000
    400,000  Lebanon County Health Facilities for ECC Retirement Village,
             1.46%, 10/15/25 (a)...............................................            400,000
  2,000,000  Montgomery County Higher Education William Pennsylvania Charter,
             1.45%, 9/15/31 (a)................................................          2,000,000
    800,000  Montgomery County Redevelopment Authority for Kingswood Apts.,
             Series A, 1.35%, 8/15/31 (a)......................................            800,000
    900,000  Philadelphia IDA for Performing Arts, 1.40%, 6/1/25 (a)...........            900,000
    600,000  Philadelphia IDR for Interim House West Project, 1.50%,
             9/1/26 (a)........................................................            600,000
  1,360,000  Pittsburgh School District GO, 4.50%, 8/15/02 (b).................          1,366,322
    300,000  Quakertown General Authority Pooled Financing Program, Series A,
             1.40%, 6/1/28 (a).................................................            300,000
    900,000  Sayre HFA VHA, Series 85, 1.40%, 12/1/20 (a)......................            900,000
    850,000  Scranton-Lackawanna Counties for University of Scranton Project,
             1.80%, 11/1/02 (b)................................................            850,000
    200,000  University of Pittsburgh Higher Education, Series B, 1.35%,
             9/15/29 (a).......................................................            200,000
                                                                                 -----------------
                                                                                        11,251,322
                                                                                 -----------------
             PUERTO RICO--2.0%
  1,205,500  Puerto Rico Government, 1.00%, 12/1/15 (a)........................          1,205,500
    200,000  Puerto Rico Highway & Transportation Authority GO, prefunded
             7/1/02 @ 101.5, 6.50%, 7/1/22.....................................            203,783
  2,391,000  Puerto Rico Highway & Transportation Authority, Series A, 1.3%,
             7/1/28 (a)........................................................          2,391,000
  2,675,000  Puerto Rico Public Improvement GO, prefunded 7/1/02 @ 101.5,
             6.80%, 7/1/21.....................................................          2,726,214
                                                                                 -----------------
                                                                                         6,526,497
                                                                                 -----------------
             RHODE ISLAND--3.0%
 10,000,000  East Providence TAN, 2.25%, 7/10/02...............................         10,006,553
                                                                                 -----------------
             SOUTH CAROLINA--1.5%
  5,000,000  Piedmont Muni Power Agency for South Carolina Electric, Series B,
             1.35%, 1/1/18 (a).................................................          5,000,000
                                                                                 -----------------
             TENNESSEE--2.1%
    695,000  Chattanooga IDA for Baylor School Project, 1.45%, 11/1/16 (a).....            695,000
  3,400,000  Hamilton County Trade Center Hotel, 1.50%, 9/1/16 (a).............          3,400,000
  3,000,000  Metropolitan Nashville Airport Authority for American Airlines
             Project, Series B, 1.70%, 10/1/12 (a).............................          3,000,000
                                                                                 -----------------
                                                                                         7,095,000
                                                                                 -----------------
             TEXAS--4.5%
    945,000  Cleburne WSR, GO, 4.00%, 2/15/03 (b)..............................            957,219
 14,000,000  Texas TRAN, Series A, 3.75%, 8/29/02..............................         14,057,786
                                                                                 -----------------
                                                                                        15,015,005
                                                                                 -----------------
             VIRGINIA--2.0%
    250,000  Albemarle County IDA for University Health Services, 1.40%,
             10/1/22 (a).......................................................            250,000
    570,000  Alexandria County IDA for Pooled Loan Project, Series A, 1.45%,
             7/1/26 (a)........................................................            570,000
    475,000  Chesapeake County IDA for General Hospital, Series B, 1.45%,
             7/1/31 (a)........................................................            475,000
     50,000  Clarke County IDA for Winchester Medical Center, 1.55%,
             1/1/30 (a)........................................................             50,000
    585,000  Hampton County MFH for Shoreline Apartments, 1.40%,
             12/1/19 (a).......................................................            585,000
    940,000  Henrico County for Health Heritage, 1.45%, 8/1/23 (a).............            940,000
  1,135,000  Henrico Public Improvement GO, 3.00%, 4/1/03 (b)..................          1,148,604
    155,000  Loudoun County IDA for Falcons Landings, 1.40%, 11/1/28 (a).......            155,000
    600,000  Lynchburg IDA HRB for VHA Mid Atlantic States Inc., 1.45%,
             12/1/25 (a).......................................................            600,000
    600,000  Norfolk GO, 5.00%, 7/1/02 (b).....................................            601,658
    500,000  Norfolk IDA for Hospital Facilities-Children Project, 1.45%,
             6/1/20 (a)........................................................            500,000
    595,000  Richmond County IDA for Ninth & Cary Association, 1.45%,
             9/1/10 (a)........................................................            595,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

 PRINCIPAL                                                                             VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                      (NOTE 1)
 ---------   ----------------------------------                                      --------
             VIRGINIA (CONTINUED)
$    90,000  Roanoke County IDA for Friendship Manor, 1.40%, 8/1/13 (a)........  $          90,000
                                                                                 -----------------
                                                                                         6,560,262
                                                                                 -----------------
             WASHINGTON--0.4%
  1,350,000  Tacoma Metropolitan Park District GO, 4.00%, 12/1/02 (b)..........          1,363,178
                                                                                 -----------------
             WISCONSIN--0.6%
  2,025,000  Wisconsin TRAN, GO, Series B, prefunded 7/1/02 @ 100, 5.75%
             7/1/12 (b)........................................................          2,029,563
                                                                                 -----------------

                 TOTAL INVESTMENTS (COST $328,446,770)...............      98.8%       328,446,770
                 OTHER ASSETS, LESS LIABILITIES......................       1.2          4,070,712
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     332,517,482
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                 SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                 TO THE NET ASSETS OF EACH CLASS:
                 295,709,836 SHARES CLASS R....................................              $1.00
                                                                                 =================
                 20,455,118 SHARES CLASS TREASURER'S TRUST.....................              $1.00
                                                                                 =================
                 16,352,528 SHARES CLASS 25....................................              $1.00
                                                                                 =================

-----------------

(a) Variable rate securities. The interest rates, as reported on May 31, 2002, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by letters of credit or other credit agreements.

                           SECURITY TYPE ABBREVIATIONS
BAN                                       --
COP                                       --
DAR                                       --
DFA                                       --
EDA                                       --
EDC                                       --
EFA                                       --
GO                                        --
HEFA                                      --
HAD                                       --
HFA                                       --
HFAR                                      --
HRB                                       --
IDA                                       --
IDR                                       --
MFH                                       --
MFHR                                      --
MTA                                       --
PCR                                       --
PFA                                       --
RAN                                       --
TAN                                       --
TFA                                       --
VHA                                       --
TRAN                                      --
WRA                                       --
WDA                                       --
WSR                                       --

                           SECURITY TYPE                       SECURITY TYPE ABBREVIATIONS
BAN                                       Bond Anticipation Notes
COP                                       Certificate of Participation
DAR                                       Development Authority Revenue Bonds
DFA                                       Development Finance Authority Revenue Bonds
EDA                                       Economic Development Authority Revenue Bonds
EDC                                       Economic Development Corporation
EFA                                       Educational Facilities Authority
GO                                        General Obligation Bonds
HEFA                                      Health & Education Facilities Authority
HAD                                       Housing Development Authority
HFA                                       Housing Finance Authority
HFAR                                      Health Facilities Authority Revenue Bonds
HRB                                       Hospital Revenue Bonds
IDA                                       Industrial Development Authority Revenue Bonds
IDR                                       Industrial Development Agency Revenue Bonds
MFH                                       Multi-family Housing Revenue Bonds
MFHR                                      Multi-family Facilities Housing Revenue Bonds
MTA                                       Metropolitan Transportation Authority
PCR                                       Pollution Control Revenue Bonds
PFA                                       Public Finance Authority
RAN                                       Revenue Anticipation Notes
TAN                                       Tax Anticipation Notes
TFA                                       Transportation Finance Authority Highway Revenue Bonds
VHA                                       Voluntary Hospital of America
TRAN                                      Tax & Revenue Anticipation Notes
WRA                                       Water Resource Authority
WDA                                       Water Development Authority
WSR                                       Water & Sewer Revenue Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                             VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--98.5%                                           (NOTE 1)
 ---------   -----------------------------                                           --------
$ 4,000,000  Alden School District, BAN, 3.25%, 6/27/02(b).....................  $       4,001,278
  1,475,000  Avoca School District GO, 4.60%, 6/15/02(b).......................          1,476,197
  1,700,000  Babylon IDR for Ogden Martin, 1.55%, 1/1/19(a)....................          1,700,000
  2,240,000  Bleecker HDC Terrace Apt. Project S85, 1.45%, 7/1/15(a)...........          2,240,000
  3,733,000  Cayuga County, BAN, 2.00%, 10/24/02...............................          3,740,936
 10,000,000  Chappaqua School District, BAN, 2.25%, 9/13/02....................         10,017,917
  1,000,000  Chautauqua Lake School District, GO, 4.00%, 6/15/02(b)............          1,000,892
  4,250,000  Chemung County IDA for Civic Arnot Ogden Medical Center, 1.35%,
             3/1/19(a).........................................................          4,250,000
  5,275,000  Cortland County, BAN, 2.20%, 3/7/03...............................          5,299,407
  2,045,000  East Greenbush School District, BAN, 2.00%, 9/30/02...............          2,048,635
  2,450,000  East Williston School District, TAN, 3.00%, 6/27/02...............          2,450,612
  1,330,000  Great Neck North Water Authority, WSR, 1.35%, 1/1/20(a)...........          1,330,000
  1,100,000  Guilderland IDA for Easten Industrial Park, 1.30%, 12/1/08(a).....          1,100,000
  3,600,000  Honeoye Falls Lima School District, RAN, 3.20%, 6/19/02...........          3,600,614
  2,000,000  Jay Street Development Corp., Series A1, 1.30%, 5/1/22(a).........          2,000,000
  1,500,000  Jay Street Development Corp., Series A3, 1.35%, 5/1/21(a).........          1,500,000
  7,600,000  Long Island Power Authority, Series 1A and 2B, 1.30% - 1.55%,
             5/01/33(a)........................................................          7,600,000
  1,150,000  Middletown BAN, 2.45%, 10/11/02...................................          1,151,122
  3,545,000  Monroe County Public Improvement GO, 2.50%, 3/1/03(b).............          3,570,382
  2,700,000  New York City, Series A4, 1.50%, 8/1/22(a)........................          2,700,000
  2,200,000  New York City, Series A4, 1.50%, 8/1/23(a)........................          2,200,000
  1,000,000  New York City, Series A5, 1.65%, 8/1/16(a)........................          1,000,000
  6,870,000  New York City, Series A6, 1.30%, 8/1/19(a)........................          6,870,000
  1,300,000  New York City, Series A6, 1.50%,11/1/26(a)........................          1,300,000
  2,600,000  New York City, Series A8, 1.25%, 11/1/23(a).......................          2,600,000
  1,700,000  New York City, Series B, 1.55%, 10/1/22(a)........................          1,700,000
  1,000,000  New York City, Series B4, 1.65%, 8/15/23(a).......................          1,000,000
  1,000,000  New York City, Series B5, 1.55%, 8/15/11(a).......................          1,000,000
  1,000,000  New York City, Series B6, 1.55%, 8/15/05(a).......................          1,000,000
  3,045,000  New York City, Series B8, 1.30%, 8/15/24(a).......................          3,045,000
  5,900,000  New York City, Series 92D, 1.35%, 2/1/20(a).......................          5,900,000
  3,600,000  New York City, Series F4, 1.30%, 2/15/20(a).......................          3,600,000
  2,000,000  New York City, Series F5, 1.30%, 2/15/16(a).......................          2,000,000
    200,000  New York City, Series F6, 1.45%, 2/15/18(a).......................            200,000
  2,400,000  New York City, Series H3, 1.55%, 8/1/14(a)........................          2,400,000
  1,000,000  New York City, Series H3, 1.55%, 8/1/20(a)........................          1,000,000
  1,100,000  New York City, Series H3, 1.55%, 8/1/23(a)........................          1,100,000
  4,500,000  New York City, Series J2, 1.45%, 2/15/16(a).......................          4,500,000
 14,975,000  New York City Health & Hospital Corp., Series A and E, 1.30% -
             1.35%, 2/15/26(a).................................................         14,975,000
  2,400,000  New York City HDC for Upper Fifth Avenue Project, Series A, 1.45%,
             1/1/16(a).........................................................          2,400,000
  1,000,000  New York City IDA for Abraham Joshua Heschel Project, 1.60%,
             4/1/32(a).........................................................          1,000,000
  4,500,000  New York City IDA for Industrial Agency Civic Facility, 1.30%,
             5/1/21(a).........................................................          4,500,000
    656,000  New York City IDA for Union Foundation, 1.35%, 6/1/12(a)..........            656,000
  1,500,000  New York City IDR for Stroheim & Romann Inc. Project, 1.35%,
             12/1/15(a)........................................................          1,500,000
  1,000,000  New York State Dormitory Authority for Oxford University Press,
             1.30%, 7/1/25(a)..................................................          1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

 PRINCIPAL                                                                             VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                      (NOTE 1)
 ---------   ----------------------------------                                      --------
$ 1,700,000  New York State Dormitory Authority for Public Library, 1.30%,
             7/1/28(a).........................................................  $       1,700,000
  3,400,000  New York State Environmental, RAW, Series 98G, 2.05%, 11/30/18....          3,400,000
  1,980,000  New York State HFA for Normandie Project, Series I, 1.40%,
             5/15/15(a)........................................................          1,980,000
  5,000,000  New York State HFA for Related Liberty View, Series A, 1.30%,
             11/15/19(a).......................................................          5,000,000
  6,100,000  New York State HFA, Series A, 1.45%, 3/15/28(a)...................          6,100,000
  5,435,000  New York State HFA Service Contract Rev. Bonds, Series A, 1.40%,
             3/15/27(a)........................................................          5,435,000
  1,900,000  New York State Local Government Assistance Corp., Series B, 1.25%,
             4/1/23(a).........................................................          1,900,000
  7,140,000  New York State Local Government Assistance Corp., Series C and D,
             1.25% - 1.30%, 4/1/25(a)..........................................          7,140,000
  4,200,000  Onondaga County IDR for Edgecomb Metals Project, 1.40%,
             11/1/09(a)........................................................          4,200,000
  1,600,000  Onondaga County IDR for McLane Co. Project, 1.95%, 11/1/04(a).....          1,600,000
  3,800,000  Pearl River UFSD, TAN, 3.00%, 6/27/02.............................          3,800,852
  5,000,000  Rochester BAN, 2.50%, 3/05/03.....................................          5,035,206
  4,000,000  Sag Harbor UFSD, TAN, 2.90%, 6/28/02..............................          4,001,209
  1,410,000  Seneca County IDR for New York Chiropractic College, 1.40%,
             11/1/27(a)........................................................          1,410,000
  4,450,000  Seneca Falls School District, BAN, 3.15%, 6/14/02, 6/18/02........          4,450,622
  4,860,000  South Colonie School District, BAN, 2.90%, 6/28/02................          4,860,809
  4,085,000  Tompkins County BAN, 2.25%, 3/14/03...............................          4,104,675
  8,700,000  Triborough Bridge and Tunnel Authority, Series A and B, 1.30%,
             1/1/31(a).........................................................          8,700,000
  2,000,000  Webster Town BAN, 2.90%, 9/12/02..................................          2,001,992
  1,479,000  Webster Town BAN, 2.50%, 2/13/03..................................          1,487,330
  4,681,965  Webutuck School District BAN, 2.625%, 12/18/02....................          4,702,537
  2,000,000  Westchester County IDA for Hebrew Hospital, Series B, 1.50%,
             7/1/10(a).........................................................          2,000,000
  1,400,000  West Hampton Beach BAN, 2.50%, 2/13/03............................          1,408,170
  3,250,000  West Hampton Beach School District, TAN, 2.65%, 6/28/02...........          3,251,324
  1,255,000  Yates County IDR for Keukes College, 1.35%, 9/1/20(a).............          1,255,000
  8,800,000  Yonkers IDR for Civic Consumers Union Facility, 1.30%, 7/1/19,
             7/1/21, 7/1/24(a).................................................          8,800,000
                                                                                 -----------------

                 TOTAL INVESTMENTS (COST $230,948,718)...............      98.5%       230,948,718
                 OTHER ASSETS, LESS LIABILITIES......................       1.5          3,485,452
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     234,434,170
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 234,434,170 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                 OUTSTANDING...................................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

PRINCIPAL                                                                              VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--97.7%                                            (NOTE 1)
---------   -----------------------------                                            --------
$1,000,000  Abag Financial Authority, Nonprofit Public Policy, 1.60%,
            11/1/31(a).........................................................  $       1,000,000
   590,000  Alameda Contra Costa, Capital Improvements, 1.40%, 6/1/22(a).......            590,000
   685,000  Alameda Contra Costa, COP, Series F, 1.45%, 8/1/23(a)..............            685,000
 2,000,000  Alameda Contra Costa, Financing Project, Series H, 1.35%,
            11/1/14(a).........................................................          2,000,000
 2,000,000  Alisal Union School District COP, Series A, 1.30%, 2/1/27(a).......          2,000,000
 1,000,000  Anaheim UFSD for Facilities Building Funding, 1.40%, 9/1/13(a).....          1,000,000
 2,000,000  Berkeley TAN, 3.00%, 12/5/02.......................................          2,010,937
   800,000  California CDA for Northern California Retirement Community, 1.50%,
            6/1/26(a)..........................................................            800,000
 1,700,000  California EDA for KQED Income Project, 1.45%, 4/1/20(a)...........          1,700,000
 3,300,000  California EFA for Loyola Marymount University, 1.50%,
            10/1/27(a).........................................................          3,300,000
 1,000,000  California HFA for Multiple Family, Series 94B, 1.30%,
            7/15/13(a).........................................................          1,000,000
 2,000,000  California HFA for Santa Barbara Cottage, Series C, 1.30%,
            9/1/15(a)..........................................................          2,000,000
 2,000,000  California Infrastructure for the Salvation Army, 1.75%,
            8/9/02(b)..........................................................          2,000,000
 5,500,000  California School Cash Reserve Program Authority, RAN, 4.00%,
            7/3/02.............................................................          5,505,945
 1,460,000  California School COP for Capital Improvements, Series C, 1.35%,
            7/1/22(a)..........................................................          1,460,000
 5,000,000  California RAN, 3.25%, 6/28/02.....................................          5,003,795
 1,000,000  California Transit Finance Authority, Series 97, 1.35%,
            10/1/27(a).........................................................          1,000,000
 3,000,000  California Statewide Communities Center for Early Education, 1.60%,
            9/1/31(a)..........................................................          3,000,000
   500,000  Carlsbad School District COP for School Facility Bridge Funding,
            1.40%, 9/1/14(a)...................................................            500,000
 2,000,000  Chula Vista MHR for Terra Nova Association, Series A, 1.30%,
            3/1/05(a)..........................................................          2,000,000
 4,000,000  Clovis School District TRAN, 3.25%, 6/30/02........................          4,001,800
 1,900,000  Dry Creek Joint Elementary School District TRAN, 2.625%,
            11/25/02...........................................................          1,905,574
 1,400,000  Elsinore Valley, COP for Water District, Series A, 1.30%,
            7/1/29(a)..........................................................          1,400,000
 2,500,000  Fremont COP for Family Resource Center, 1.35%, 8/1/28, 8/1/30(a)...          2,500,000
 2,000,000  Fresno Sewer & Water, Series A, 1.30, 9/1/25(a)....................          2,000,000
 1,500,000  Irvine Assessment, Series 97-17, 1.55%, 9/2/23(a)..................          1,500,000
   500,000  Irvine Assessment, Series A, 1.55%, 9/2/26(a)......................            500,000
   500,000  Irvine Improvement Bond Act 1915,1.55%, 9/2/22(a)..................            500,000
   650,000  Irvine Ranch Water District, Orange County, Series 85, 1.55%,
            10/1/05(a).........................................................            650,000
 1,000,000  Irvine Ranch Water District, 1.52%, 9/1/06(a)......................          1,000,000
   800,000  Irvine Ranch Water District, Series 85, 1.55%, 10/1/10(a)..........            800,000
   900,000  Irvine Ranch Water District, Series 182,1.65%, 11/15/13(a).........            900,000
 1,300,000  Kern County COP, Series 86A, 1.30%, 8/1/06(a)......................          1,300,000
 3,000,000  Lancaster MHR Antelope Pines, Series A, 1.30%, 11/15/31(a).........          3,000,000
   900,000  Los Angeles Housing Authority Malibu Meadows Project, 1.30%,
            4/15/28(a).........................................................            900,000
 1,200,000  Los Angeles USD for Land Acquisition Program, 1.35%, 12/1/21(a)....          1,200,000
 3,000,000  Milpitas School District TRAN, 3.00%, 7/2/02.......................          3,000,813
 4,125,000  Moorpark School District TRAN, 3.50%, 7/2/02.......................          4,127,711
 2,000,000  Orange County HDC for the Lakes Project, 1.30%, 12/1/06(a).........          2,000,000
 3,000,000  Orange County HEFA for Children's Hospital, 1.30%, 11/1/21(a)......          3,000,000
   700,000  Puerto Rico Highway, Series A, 1.30%, 7/1/28(a)....................            700,000
 2,000,000  Rancho Water District, Financing Authority, Series B, 1.25%,
            8/1/31(a)..........................................................          2,000,000
 2,100,000  Riverside County Community Facilities District #88-4, 1.35%,
            9/1/14(a)..........................................................          2,100,000
 1,900,000  Riverside County MHR for Tyler Spring Apartments, 1.30%,
            1/15/27(a).........................................................          1,900,000
 2,655,000  Riverside County School Facility Bridge COP, 1.40%, 9/1/11(a)......          2,655,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

PRINCIPAL                                                                              VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS (CONTINUED)                                       (NOTE 1)
---------   ----------------------------------                                       --------
$3,000,000  San Diego County School District TRAN, 3.50%, 6/28/02..............  $       3,001,700
 4,000,000  San Francisco Community Facilities for District 4, 1.40%,
            8/1/31(a)..........................................................          4,000,000
 2,700,000  San Francisco MHR for Filmore Center, Series B, 1.14%,
            12/1/17(a).........................................................          2,700,000
 5,000,000  Santa Barbara County School Finance Authority TRAN, 3.25%,
            6/28/02............................................................          5,001,901
   455,000  University of California GO, Series D, prefunded 9/1/02 @ 102,
            5.75%, 9/1/05......................................................            468,929
 1,000,000  Upland MHR for Northwoods, 1.30%, 2/15/30(a).......................          1,000,000
   970,000  Vallejo City School District Capital Improvement Financing, Series
            E, 1.35%, 7/1/25(a)................................................            970,000
   500,000  Wateruse Finance Authority, 1.35%, 5/1/28(a).......................            500,000
 1,600,000  West Basin for Recycled Water Project, Series C, 1.30%,
            8/1/27(a)..........................................................          1,600,000
 1,500,000  West Riverside County Waterwaste Authority, Series 96, 1.55%,
            4/1/28(a)..........................................................          1,500,000
 2,000,000  Yuba Community College TRAN, 2.50%, 11/28/02.......................          2,006,895
                                                                                 -----------------

                 TOTAL INVESTMENTS (COST $106,846,000)...............      97.7%       106,846,000
                 OTHER ASSETS, LESS LIABILITIES......................       2.3          2,485,806
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     109,331,806
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 109,331,806 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                            VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--97.5%                                           (NOTE 1)
 ---------   -----------------------------                                           --------
             CONNECTICUT--93.2%
$1,350,000   Berlin BAN, 3.00%, 6/15/02........................................  $      1,350,130
   600,000   Berlin GO, 2.90%, 6/15/02(b)......................................           600,054
   800,000   Connecticut Series 1A, 1.40%, 2/15/21(a)..........................           800,000
 1,800,000   Connecticut Series 97B, 1.35%, 5/15/14(a).........................         1,800,000
   630,000   Connecticut Development Authority Independent Living Project,
             1.25%, 7/1/15(a)..................................................           630,000
   200,000   Connecticut HEFA for Edgehill Hospital, Series C, 1.20%,
             7/1/27(a).........................................................           200,000
 2,000,000   Connecticut HEFA for Hotchkiss School, Series A, 1.15%,
             7/1/30(a).........................................................         2,000,000
   280,000   Connecticut HEFA for Kingswood Oxford School District Issue,
             1.80%, 2/1/09(a)..................................................           280,000
   100,000   Connecticut HEFA for Marvelwood School, Series A, 1.30%,
             7/1/30(a).........................................................           100,000
   400,000   Connecticut HEFA for Middlesex Hospital, 1.30%, 7/1/26(a).........           400,000
 1,000,000   Connecticut HEFA for New Britain Memorial Hospital prefunded
             7/1/02 @102, 7.75%, 7/1/22........................................         1,024,879
 1,000,000   Connecticut HEFA for Pomfret School Issue, Series A, 1.30%,
             7/1/24(a).........................................................         1,000,000
 1,600,000   Connecticut HEFA for Raphael Hospital, Series J, 1.05%,
             7/1/22(a).........................................................         1,600,000
 3,100,000   Connecticut HEFA for Summerwood University Park, Series A, 1.05%,
             7/1/30(a).........................................................         3,100,000
   150,000   Connecticut HEFA for United Methodist, 1.30%, 7/1/31(a)...........           150,000
   400,000   Connecticut HEFA for Yale University, Series T-2, 1.30%,
             7/1/29(a).........................................................           400,000
   615,000   Connecticut HEFA for Yale University, Series U and U-2, 1.15%,
             7/1/33(a).........................................................           615,000
 1,000,000   Connecticut HEFA for Yale University, Series V-2, 1.65%,
             7/1/36(a).........................................................         1,000,000
 1,200,000   Connecticut HFA, Program Mortgage, Series G, 1.30%, 5/15/18(a)....         1,200,000
 1,400,000   Connecticut Development Authority IDR for Allen Group Inc., 1.55%,
             2/1/13(a).........................................................         1,400,000
 1,870,000   Connecticut Special Tax Obligation for Transportation
             Infrastructure, 1.35%, 12/1/10(a).................................         1,870,000
 2,000,000   Connecticut Special Tax Obligation for Transportation
             Infrastructure, 1.35%, 9/1/20(a)..................................         2,000,000
 1,400,000   Fairfield BAN, 2.75%, 6/21/02.....................................         1,400,168
 1,100,000   Glastonbury BAN, 2.00%, 3/4/03....................................         1,104,066
 2,000,000   Hartford County Redev. Agency MHR for Underwood Towers Project,
             1.30%, 6/1/20(a)..................................................         2,000,000
   335,000   Killingly BAN, 3.00%, 9/15/02.....................................           336,130
 1,000,000   Monroe BAN, 1.85%, 12/18/02.......................................         1,001,064
 1,740,000   New Canaan Housing Authority for Village at Waveny Care Center,
             1.15%, 1/1/22(a)..................................................         1,740,000
 2,000,000   New Haven GO, 1.20%, 6/7/02(b)....................................         2,000,000
   290,000   New Haven GO, Series B, 3.00%, 11/01/02(b)........................           291,502
 1,000,000   Plymouth BAN, 2.50%, 10/9/02......................................         1,001,715
 2,620,000   Tolland BAN, 1.70% - 3.00%, 6/7/02................................         2,620,099
   500,000   West Haven GO, Series 99, 4.00%, 2/1/03(b)........................           508,392
   900,000   Westport BAN, 2.25%, 12/11/02.....................................           901,615
                                                                                 ----------------
                                                                                       38,424,814
                                                                                 ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

PRINCIPAL                                                                             VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                     (NOTE 1)
---------    ----------------------------------                                     --------
             PUERTO RICO--4.3%
$1,490,000   Puerto Rico Government Bank, 1.00%, 12/1/15(a)....................  $      1,490,000
   300,000   Puerto Rico Highway Series A, 1.30%, 7/1/28(a)....................           300,000
                                                                                 ----------------
                                                                                        1,790,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $40,214,814)................      97.5%       40,214,814
                 OTHER ASSETS, LESS LIABILITIES......................       2.5         1,031,395
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     41,246,209
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 41,246,209 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                            VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--98.8%                                           (NOTE 1)
 ---------   -----------------------------                                           --------
             ARIZONA--3.1%
$1,000,000   Apache County IDA for Tucson Electric, 1.40%, 12/1/20(a)..........  $      1,000,000
                                                                                 ----------------
             FLORIDA--79.3%
 2,400,000   Citrus Park Community Development for Capital Improvement, 1.21%,
             11/1/16(a)........................................................         2,400,000
 1,000,000   Collier County IDR for Community School of Naples 1.50%,
             10/1/19(a)........................................................         1,000,000
   605,000   Dade County IDA for Aviation Authority Facilities, Series 84A,
             1.21%, 10/1/09(a).................................................           605,000
   420,000   Dade County Fixed Copy Asset, 1.50%, 10/1/10(a)...................           420,000
   825,000   Dade County IDA for Dolphins Stadium, Project C, 1.45%,
             1/1/16(a).........................................................           825,000
 1,265,000   Florida Development GO, Series A, 5.25%, 7/1/02(b)................         1,267,972
   800,000   Florida Housing Finance Corp for Reflections, Series 5, 1.40%,
             7/1/31(b).........................................................           800,000
 1,000,000   Florida HFA for Kings Colony, 1.45%, 8/1/06(a)....................         1,000,000
   400,000   Florida HFA for River Oaks, Series 85TT, 1.40%, 12/1/29(a)........           400,000
   920,000   Florida Muni Lane Council GO, 3.25%, 11/1/02(b)...................           925,135
 1,305,000   Florida Muni Power GO, prefunded 10/1/02 @102, 6.50%, 10/1/20.....         1,351,257
   750,000   Florida Muni Power Stanton II Project GO, prefunded 10/1/02 @ 102,
             6.00%, 10/1/27....................................................           775,010
   500,000   Florida Turnpike Authority GO, prefunded 7/1/02 @ 101, 6.35%,
             7/1/22............................................................           506,747
   125,000   Gulf Breeze Local Government Loan Program, Series 85C, 1.40%,
             12/1/15(a)........................................................           125,000
   200,000   Jacksonville PCR for Florida Power & Light, 1.80%, 5/1/29(a)......           200,000
   775,000   Jacksonville GO prefunded 7/1/02 @101, 6.40%, 7/1/22(b)...........           785,304
 1,500,000   Lee County IDA for Bonia Community Health Services, Series A,
             1.43%, 12/1/29(a).................................................         1,500,000
   100,000   Manatee County PRC for Florida Power & Light, 1.50%, 9/1/24(a)....           100,000
   500,000   Miami Dade County School District TAN, 3.50%, 6/27/02.............           500,262
   405,000   Miami County GO, 5.40%, 12/1/02(b)................................           411,726
 1,000,000   Orange County IDA for Adventist Health Care, 1.40%, 11/15/14(a)...         1,000,000
 1,900,000   Orange County School District TAN, 2.75%, 9/16/02.................         1,905,239
   100,000   Pinellas County Health Care Facility, 1.40%, 11/1/15(a)...........           100,000
   100,000   Polk County IDR for Convention Center, 1.65%, 1/1/11(a)...........           100,000
   400,000   Putnam County PCR for Florida Power & Light, 1.50%, 9/1/24(a).....           400,000
   785,000   Reedy Creek District GO, 4.125%, 10/1/02(b).......................           789,112
   200,000   Saint Lucie County IDR for Convalescent Centers, 1.65%,
             1/1/11(a).........................................................           200,000
   600,000   Sarasota County HFF for Bay Village, 1.50%, 12/1/23(a)............           600,000
   400,000   Seminole County IDA HFF for Florida Living Nursing, 1.50%,
             2/1/11(a).........................................................           400,000
 1,000,000   Seminole County Option Gas Tax Revenue GO, 5.00%, 10/1/02(b)......         1,011,014
 1,335,000   South Brevard Recreation GO, 4.00%, 7/1/02(b).....................         1,336,252
   400,000   University North Florida Capital Improvements Project, 1.50%,
             11/1/24(a)........................................................           400,000
   300,000   Volusia County HEFA for South West Volusia Health, 1.40%,
             11/15/23(a).......................................................           300,000
   985,000   Volusia County IDR for Easter Seal Society of Volusia, 1.50%,
             9/1/21(a).........................................................           985,000
                                                                                 ----------------
                                                                                       25,425,030
                                                                                 ----------------
             GEORGIA--3.1%
 1,000,000   Atlanta Water and Waste, Series C, 1.55%, 11/1/41(a)..............         1,000,000
                                                                                 ----------------
             ILLINOIS--4.4%
 1,405,000   Streamwood IDA for Olde Church Centre Project, 1.85%,
             12/1/14(a)........................................................         1,405,000
                                                                                 ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

PRINCIPAL                                                                             VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                     (NOTE 1)
---------    ----------------------------------                                     --------
             LOUISIANA--.5%
$  170,000   Louisiana Offshore Terminal Authority, 1.60%, 9/1/06(a)...........  $        170,000
                                                                                 ----------------
             MINNESOTA--2.5%
   800,000   Minneapolis Power & Light Co., Project A, 1.50%, 6/1/20(a)........           800,000
                                                                                 ----------------
             NEW YORK--3.7%
   800,000   New York City, Series 2C, 1.50%, 5/1/33(a)........................           800,000
   400,000   New York City, Series B, 1.40%, 8/15/17(a)........................           400,000
                                                                                 ----------------
                                                                                        1,200,000
                                                                                 ----------------
             PENNSYLVANIA--2.2%
   700,000   Delaware Valley Local Government Revenue Bonds, Series 85D, 1.50%,
             12/1/20(a)........................................................           700,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $31,700,030)................      98.8%       31,700,030
                 OTHER ASSETS, LESS LIABILITIES......................       1.2           389,921
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     32,089,951
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 32,089,951 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                            VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--97.8%                                           (NOTE 1)
 ---------   -----------------------------                                           --------
$  800,000   Andover GO, 4.00%, 12/15/02(b)....................................  $        808,741
   500,000   Boston WSR, Water and Sewer, Series A, 1.25%, 11/1/24(a)..........           500,000
   700,000   Fall River GO, 5.00%, 6/1/02(b)...................................           700,000
   700,000   Groton Dunstable BAN, 2.25%, 12/20/02(b)..........................           701,487
   700,000   Groton Dunstable Regional School District GO, 5.00%,
             10/15/02(b).......................................................           707,387
 1,300,000   Massachusetts BAN GO Series 9, 1.40%, 9/1/16(a)...................         1,300,000
 1,020,000   Massachusetts DFA for Bedford Notre Dame Health Care, 1.39%,
             10/1/29(a)........................................................         1,020,000
   100,000   Massachusetts DFA for New Bedford Whaling Museum, 1.45%,
             9/1/29(a).........................................................           100,000
 1,255,000   Massachusetts DFA for Smith College, 1.25%, 7/1/24(a).............         1,255,000
   265,000   Massachusetts HEFA for Becker, Series A-2, 1.50%, 7/1/09(a).......           265,000
   720,000   Massachusetts HEFA for Berklee College, 1.30%, 10/1/27(a).........           720,000
   200,000   Massachusetts HEFA for Boston University, Series 85, 1.08%,
             12/01/29(a).......................................................           200,000
   300,000   Massachusetts HEFA for Brigham & Women's Hospital, 1.30%,
             7/1/17(a).........................................................           300,000
   100,000   Massachusetts HEFA for Cap Asset Program, Series G-1, 1.35%,
             1/1/19(a).........................................................           100,000
   200,000   Massachusetts HEFA for Cap Asset Program, Series D, 1.65%,
             1/1/35(a).........................................................           200,000
   900,000   Massachusetts HEFA for Cap Asset Program, Series E, 1.60%,
             1/1/35(a).........................................................           900,000
   800,000   Massachusetts HEFA for Harvard University, Series Y, 1.20%,
             7/01/35(a)........................................................           800,000
   200,000   Massachusetts HEFA for Falmouth Assisted Living, Series A, 1.40%,
             11/1/26(a)........................................................           200,000
   400,000   Massachusetts HEFA for Partners Health Systems, Series P-2, 1.30%,
             7/1/27(a).........................................................           400,000
   700,000   Massachusetts HEFA for Wellesley College, Series E, 1.30%,
             7/1/22(a).........................................................           700,000
   800,000   Massachusetts HEFA for University of Massachusetts, Series A,
             1.20%, 11/01/30(a)................................................           800,000
   400,000   Massachusetts HEFA for Williams College, Series E, 1.35%,
             8/1/14(a).........................................................           400,000
   700,000   Massachusetts HFA for Multifamily Housing, 1.30%, 1/15/10(a)......           700,000
   200,000   Massachusetts IFA for Gordon College, 1.30%, 12/1/27(a)...........           200,000
 1,050,000   Massachusetts IFA for Lowell Mills Association, 1.50%,
             12/1/20(a)........................................................         1,050,000
   900,000   Massachusetts Municipal Wholesale Electric GO, Series B, prefunded
             7/1/02 @ 102, 6.75%, 7/1/17.......................................           921,424
   500,000   Massachusetts WRA, Series D, 1.30%, 11/1/26(a)....................           500,000
   600,000   Massachusetts WRA, Series B and 97A, 1.30%, 4/1/28(a).............           600,000
   600,000   Massachusetts WRA, Series 99B, 1.30%, 8/1/28(a)...................           600,000
 1,500,000   Plymouth BAN, 2.50% - 3.00%, 6/20/02..............................         1,500,310
   300,000   Stoneham GO, 5.00%, 6/15/02(b)....................................           300,212
   700,000   Woburn BAN, 3.20%, 6/14/02........................................           700,117
   350,000   Worcester GO, 7.00%, 8/15/02(b)...................................           353,831
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $20,503,509)................      97.8%       20,503,509
                 OTHER ASSETS, LESS LIABILITIES......................       2.2           456,739
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     20,960,248
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 20,960,248 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                            VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--103.1%                                         (NOTE 1)
 ---------   ------------------------------                                         --------
             MICHIGAN--97.0%
 $250,000    Bruce Township HDA for Catholic Initiatives, 1.30%, 5/1/18(a).....  $       250,000
   50,000    Cornell Township EDC for Mead Escanaba Paper, 1.60%, 11/1/16(a)...           50,000
   75,000    Delta County EDC for Mead Escanaba Paper, Series 85D, 1.55%,
             12/1/23(a)........................................................           75,000
  125,000    Detroit EDC for Waterfront Reclamation, Series C, 1.60%,
             5/1/09(a).........................................................          125,000
  300,000    Detroit Sewage District Revenue, Series A, 1.40%, 7/1/23(a).......          300,000
  100,000    Detroit Sewage District Revenue, Series C1, 1.40%, 7/1/27(a)......          100,000
  100,000    Detroit Sewage District Revenue, Series C2, 1.40%, 7/1/29(a)......          100,000
  200,000    Flint Hospital Hurley Medical Center, Series B, 1.40%,
             7/1/15(a).........................................................          200,000
  705,000    Garden City Hospital Finance Authority, Series 96A, 1.45%,
             9/1/26(a).........................................................          705,000
  200,000    Gaylord Hospital Otsego Memorial Hospital, 1.45%, 12/1/26(a)......          200,000
  340,000    Grand Rapids Water Supply System, 1.40%, 1/1/20(a)................          340,000
  300,000    Green Lake EDA for Interlocken Center Arts, 1.40%, 6/1/27(a)......          300,000
  285,000    Jackson County EDC for Thrifty Leoni Project, 1.90%, 12/1/14(a)...          285,000
  500,000    Michigan Hospital Finance Authority for Mt. Clemens Hospital,
             1.45%, 8/15/15(a).................................................          500,000
  100,000    Michigan HDA for Harbortown Limited, Series 91, 1.725%,
             6/1/04(a).........................................................          100,000
  655,000    Michigan HDA, Series B, 1.40%, 4/1/19(a)..........................          655,000
  800,000    Michigan Job Development Authority for Wyanotte Court, 1.40%,
             12/1/09(a)........................................................          800,000
  600,000    Michigan GO, Muni Bond Bank Authority, 2.25%, 8/21/02(b)..........          601,219
  300,000    Michigan HDA for Pine Ridge Ltd., 1.40%,10/1/07(a)................          300,000
  170,000    Michigan Grant Anticipation Notes, Series C, 1.35%, 9/15/08(a)....          170,000
  100,000    Michigan HDA for United Jewish Foundation, 1.45%, 6/1/25(a).......          100,000
  160,000    Michigan HDA, Series A, 1.45%, 12/1/16(a).........................          160,000
  500,000    Michigan Strategic Fund for Clark Retirement Community, 1.40%,
             6/1/31(a).........................................................          500,000
  400,000    Michigan Strategic Fund for Allen Group Inc., 1.40%, 11/1/25(a)...          400,000
  600,000    Michigan Strategic Fund for Muskegon Village, 1.40%, 8/15/34(a)...          600,000
  240,000    Oakland University, 1.45%, 3/1/31(a)..............................          240,000
  100,000    St Joseph Hospital Finance Authority for Lakeland Hospital Series
             02, 1.35%, 1/1/32(a)..............................................          100,000
                                                                                 ---------------
                                                                                       8,256,219
                                                                                 ---------------
             VIRGIN ISLANDS--6.1%
  500,000    Virgin Islands Public Financial prefunded 10/1/02 @ 102, 7.25%,
             10/1/18...........................................................          519,756
                                                                                 ---------------

                 TOTAL INVESTMENTS (COST $8,775,975).................     103.1%       8,775,975
                 LIABILITIES, LESS OTHER ASSETS......................      (3.1)        (261,273)
                                                                       --------  ---------------
                 NET ASSETS..........................................     100.0% $     8,514,702
                                                                       ========  ===============
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 8,514,702 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................            $1.00
                                                                                 ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31,2002

 PRINCIPAL                                                                            VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--102.0%                                          (NOTE 1)
 ---------   ------------------------------                                          --------
             NEW JERSEY--101.6%
$1,600,000   Atlantic City Pooled Government Loan Program, 1.25%, 7/1/26(a)....  $      1,600,000
 1,000,000   Bergen County, Utilities GO, 4.60%, 7/15/02(b)....................         1,003,433
 1,000,000   Camden County Improvement Authority for Redevelopment, 1.50%,
             9/1/26(a).........................................................         1,000,000
 3,900,000   Camden County Improvement Authority for Village Harvest, 1.65%,
             7/15/26(a)........................................................         3,900,000
   700,000   Essex County Pooled Government Loan Program, 1.30%, 7/1/26(a).....           700,000
 4,200,000   Hudson County, Improvement Essential Purpose Pooled, 1.30%,
             7/1/26(a).........................................................         4,200,000
 1,665,000   Hudson County GO, New Jersey Cops, 4.00%, 12/1/02(b)..............         1,684,597
 2,875,000   Jersey City Redevelopment Authority for Dixon Mills Apartments,
             1.25%, 5/15/30(a).................................................         2,875,000
 1,415,000   Monmouth County Improvement Authority GO, 3.00%, 12/1/02(b).......         1,422,256
 1,500,000   Morris County BAN, 3.25%, 7/15/02.................................         1,501,339
 3,000,000   New Jersey Series 2001, TRAN, 3.00%, 6/14/02......................         3,000,960
   600,000   New Jersey EDA, Series CC, 1.30%, 12/1/09(a)......................           600,000
   620,000   New Jersey EDA for Economic Growth, Series F, 1.45%, 8/1/14(a)....           620,000
 2,100,000   New Jersey EDA for Foreign Trade, Series 98, 1.60%, 12/1/07(a)....         2,100,000
 2,800,000   New Jersey EDA for International Drive Partner, 1.45%,
             9/1/05(a).........................................................         2,800,000
 2,200,000   New Jersey EDA for Presbyterian, Series C, 1.30%, 11/1/11(a)......         2,200,000
 2,800,000   New Jersey EDA for Princeton University, 1.15%, 7/1/21(a).........         2,800,000
 1,952,000   New Jersey EDA for RJB Associates, Economic Recovery Notes, 1.30%,
             8/1/08(a).........................................................         1,952,000
 2,900,000   New Jersey EDA for Stolthaven Perth Amboy, 1.60%, 1/15/18(a)......         2,900,000
   700,000   New Jersey EDA for Water Project A, 1.60%, 11/1/26(a).............           700,000
   800,000   New Jersey EDA for Water Project B, 1.65%, 11/1/25(a).............           800,000
   400,000   New Jersey HCF for Hospital Capital Asset, Series C, 1.30%,
             7/1/35(a).........................................................           400,000
 1,000,000   New Jersey HCF for Saint Barnabas, Series 2001A, 1.35%,
             7/1/31(a).........................................................         1,000,000
 3,000,000   New Jersey Sports Authority Expo, Series C, 1.30%, 9/1/24(a)......         3,000,000
 1,500,000   New Jersey State Government, Series 91 GO, prefunded 8/1/02
             @100.25, 6.00%, 8/1/03(b).........................................         1,512,177
 2,800,000   New Jersey Turnpike Authority, Series 91D, 1.30%, 1/1/18(a).......         2,800,000
 3,600,000   North Brunswick BAN, 2.20%, 12/12/02..............................         3,609,308
 2,000,000   Raritan Township BAN, 3.15%, 6/13/02..............................         2,000,245
 2,500,000   Sparta Township BAN, 2.60%, 1/17/03...............................         2,514,970
 1,250,000   Watchung BAN, 2.625%, 12/5/02.....................................         1,253,878
                                                                                 ----------------
                                                                                       58,450,163
                                                                                 ----------------
             PUERTO RICO--.4%
   200,000   Puerto Rico Government Bank, 1.00%, 12/1/15(a)....................           200,000
                                                                                 ----------------

                 TOTAL INVESTMENT (COST $58,650,163).................     102.0%       58,650,163
                 LIABILITIES, LESS OTHER ASSETS......................      (2.0)       (1,121,908)
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     57,528,255
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 57,528,255 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALVE OUTSTANDING.............................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                            VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.0%                                          (NOTE 1)
 ---------   -----------------------------                                          --------
             OHIO--96.3%
 $250,000    Butler County Healthcare Facility for Lifesphere Project, 1.40%,
             5/1/27(a).........................................................  $       250,000
  450,000    Cincinnati & Hamilton Port Authority EDA for Kenwood Office
             Project, 1.65%, 9/1/25(a).........................................          450,000
  286,000    Cleveland Income Tax Revenue, 1.30%, 5/15/24(a)...................          286,000
  100,000    Columbus Tax Increment for Lyra Gemini Polaris, 1.45%,
             8/1/11(a).........................................................          100,000
  460,000    Cuyahoga County EDA for the Cleveland Orchestra Project, 1.60%,
             4/1/28(a).........................................................          460,000
  350,000    Cuyahoga County HRB for Cleveland Bontanical, 1.45%, 7/1/31(a)....          350,000
   85,000    Cuyahoga County HRB for the Cleveland Clinic, Series A, 1.35%,
             1/1/26(a).........................................................           85,000
  200,000    Cuyahoga County IDA for Allen Group Project, 1.40%, 12/1/15(a)....          200,000
  100,000    Delaware County IDR for Radiation Sterilizers, 1.70%,
             12/1/04(a)........................................................          100,000
  400,000    Evandale County IDR for SHV Real Estate, 1.70%, 9/1/15(a).........          400,000
  160,000    Franklin County Community HSG Network, 1.45%, 12/1/20(a)..........          160,000
  140,000    Franklin County Health Corporation, Series B, 1.40%, 12/1/20(a)...          140,000
   35,000    Indian Hill EDA for Cincinnati Country Day School, 1.42%,
             5/1/19(a).........................................................           35,000
  200,000    Kent State University Receipts, 1.35%, 5/1/31(a)..................          200,000
  155,000    Marion County Hospital Imported Pooled Lease Program, 1.47%,
             11/1/21(a)........................................................          155,000
  300,000    Middleburgh Heights Southwest General Hospital, 1.45%,
             8/15/22(a)........................................................          300,000
  200,000    Ohio Air Quality Dev. Authority for Cincinnati Gas & Electric,
             1.60%, 12/1/15(a).................................................          200,000
  300,000    Ohio Air Quality Dev. Authority for Edison, Series C, 1.60%,
             6/1/23(a).........................................................          300,000
  300,000    Ohio Air Quality Dev. Authority for PCR Toledo, 1.60%,
             4/1/24(a).........................................................          300,000
  140,000    Ohio Water Dev. Authority PCR for Cleveland Electric, Series B,
             1.40%, 8/1/20(a)..................................................          140,000
  440,000    Ottawa County HRB for Luther Home of Mercy, 1.50%, 10/1/17(a).....          440,000
  395,000    Sharonville IDR for Edgecomb Metals Inc, 1.40%, 11/1/09(a)........          395,000
                                                                                 ---------------
                                                                                       5,446,000
                                                                                 ---------------
             VIRGIN ISLANDS--2.7%
  145,000    Virgin Island Public Finance GO, prefunded 10/1/02 @ 102, 7.25%,
             10/1/18(b)........................................................          150,729
                                                                                 ---------------

                 TOTAL INVESTMENT (COST $5,596,729)..................      99.0%       5,596,729
                 OTHER ASSETS, LESS LIABILITIES......................       1.0           59,147
                                                                       --------  ---------------
                 NET ASSETS..........................................     100.0% $     5,655,876
                                                                       ========  ===============
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 5,655,876 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALVE
                 OUTSTANDING...................................................            $1.00
                                                                                 ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                            VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.2%                                           (NOTE 1)
 ---------   -----------------------------                                           --------
$  600,000   Abington Township GO, 3.00%, 11/15/02(b)..........................  $        603,997
 1,260,000   Allegheny HDA for Presbyterian University Hospital, Series B3,
             1.45%, 3/1/18(a)..................................................         1,260,000
 2,300,000   Allegheny IDA for Environmental Improvements, 1.55%, 12/1/32(a)...         2,300,000
   200,000   Berks County IDR for Visiting Nurse Services, Series A, 1.50%,
             12/1/15(a)........................................................           200,000
 2,500,000   Blair County IDR for Village of Penn State, Series C, 1.15%,
             1/01/11(a)........................................................         2,500,000
   500,000   Bucks County IDA for Edgecomb Metals Co., 1.40%, 10/1/09(a).......           500,000
   914,000   Chartiers Valley IDA for 1133 Penn Ave. Associates, Project A,
             1.50%, 8/1/07(a)..................................................           914,000
   500,000   Chester County HEFA for Bryn Mawr GO, prefunded 7/1/02 @ 102,
             6.75%, 7/01/14(b).................................................           511,811
   510,000   Cranberry Township GO, Series B, 3.00%, 12/1/02(b)................           512,239
   100,000   Cumberland County, Series 2000, 1.48%, 5/1/20(a)..................           100,000
 1,500,000   Dauphin County General Authority GO, Series TTT 1, 4.60%,
             6/3/02(b).........................................................         1,500,000
   145,000   Dauphin County General Authority, 1.48%, 11/1/17(a)...............           145,000
 1,000,000   Delaware County IDA for Scotfoam Corp., 1.85%, 10/1/05(a).........         1,000,000
 2,450,000   Delaware County IDR for Sun Inc., 1.50%, 11/01/33(a)..............         2,450,000
 1,900,000   Delaware County IDR for Villanova University, Series 2001, 1.25%,
             8/1/31(a).........................................................         1,900,000
   500,000   Delaware Valley Finance Authority, Series 85A, 1.50%,
             12/1/19(a)........................................................           500,000
   200,000   Delaware Valley Finance Authority, Series B, 1.50%, 12/1/20(a)....           200,000
 1,400,000   Delaware Valley Regional Finance Authority, 1.50%, 12/01/17,
             12/10/20(a).......................................................         1,400,000
   200,000   Emmaus General Authority, 1.40%, 12/1/28(a).......................           200,000
   200,000   Emmaus General Authority, Series D-20, 1.45%, 3/1/24(a)...........           200,000
 1,000,000   Harrisburg Authority, 1.45%, 3/1/34(a)............................         1,000,000
 2,350,000   Lancaster County HRB for Brethren Village, 1.46%, 6/15/20(a)......         2,350,000
 1,100,000   Lancaster County, Series 2000, 1.46, 5/01/30(a)...................         1,100,000
 3,100,000   Lebanon County HCF for ECC Retirement Village, 1.46%,
             10/15/25(a).......................................................         3,100,000
 1,110,000   Lehigh County IDR for Radnor Lehigh, 1.575%, 2/1/17(a)............         1,110,000
   430,000   Montgomery County IDR for Girl Scouts, 1.50%, 2/1/25(a)...........           430,000
 2,300,000   Montgomery County Kingswood Apartment Project, Series A, 1.35%,
             8/15/31(a)........................................................         2,300,000
   300,000   Northeastern HEFA for Wyoming Valley Health, 1.55%, 1/1/24(a).....           300,000
   540,000   Pennsbury School District GO, 2.50%, 1/15/03(b)...................           541,668
 1,000,000   Pennsylvania GO, 5.00%, 6/15/02(b)................................         1,000,763
 1,000,000   Pennsylvania Higher Education for Facility Temple University,
             1.60%, 10/01/09(a)................................................         1,000,000
 1,500,000   Pennsylvania Intergovernmental Coop GO for Philadelphia FDG
             Program, 6.00%, 6/15/02(b)........................................         1,501,840
   960,000   Philadelphia Hospital Higher Education Magee Rehabilitation GO,
             2.50%, 12/01/02(b)................................................           962,107
   500,000   Philadelphia IDA for the Performing Arts, 1.40%, 6/01/25(a).......           500,000
   400,000   Philadelphia IDR for Fox Chase Cancer Center Project, 1.55%
             7/01/25(a)........................................................           400,000
   560,000   Philadelphia IDR for Interim House West Project, 1.50%,
             9/1/26(a).........................................................           560,000
   750,000   Pittsburgh Allegheny County Public Authority GO, 4.40%,
             12/15/02(b).......................................................           761,453
 2,620,000   Pittsburgh School District GO, 3.00% - 4.00%, 9/1/02(b)...........         2,631,008
   300,000   Quakertown General Authority Pooled Financing Program, Series A,
             1.40%, 6/01/28(a).................................................           300,000
   400,000   Quakertown Hospital, 1.40%, 7/1/05(a).............................           400,000
 2,500,000   Schuylkill County IDA for Gilberton Power Project, 1.40%,
             12/1/02(a)........................................................         2,500,000
   900,000   Schuylkill County IDA for Northeastern Power, 1.60%, 12/1/22(a)...           900,000
 1,930,000   Scranton-Lackawanna Health & Welfare Authority for Univ. of
             Scranton, 1.80%, 11/1/02(b).......................................         1,930,000
   470,000   State Public Building Authority Mid Valley School District GO,
             2.50%,1/01/03(b)..................................................           471,764
 2,300,000   University of Pittsburgh of the Commonwealth System of Higher
             Education PA, Series B, 1.35%, 9/15/29(a).........................         2,300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

PRINCIPAL                                                                             VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                     (NOTE 1)
---------    ----------------------------------                                     --------
$  665,000   Venango IDR for Penzoil Co. Project, 2.05%, 12/01/12(a)...........  $        665,000
   600,000   York County IDR for Philadelphia Electric Exelon Energy, 1.45%,
             8/08/02(a)........................................................           600,000
   550,000   York County, Series A, 1.40%, 9/01/26(a)..........................           550,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $51,062,650)................      99.2%       51,062,650
                 OTHER ASSETS, LESS LIABILITIES......................       0.8           397,037
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     51,459,687
                                                                       ========  ================
                 NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 51,459,687 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS MAY 31, 2002

 PRINCIPAL                                                                            VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--95.8%                                           (NOTE 1)
 ---------   -----------------------------                                           --------
             VIRGINIA--76.3%
$  400,000   Albemarle County IDA Univ. Health Services, for Univ. of Virginia,
             1.40%, 10/1/22(a).................................................  $        400,000
 1,165,000   Alexandria IDA, Pooled Loan Program, Series A, 1.45%, 7/1/26(a)...         1,165,000
   120,000   Alexandria Redevelopment & Housing Authority for Goodwill House,
             1.65%, 10/1/06(a).................................................           120,000
   130,000   Chesapeake County IDA for Ind Dev-Ltd Assoc., 1.45%, 3/1/11(a)....           130,000
   625,000   Chesapeake Hospital Authority IDA for Chesapeake General Hospital,
             Series B, 1.45%, 7/1/31(a)........................................           625,000
   625,000   Clarke County IDA for Winchester Medical Center, 1.55%,
             1/1/30(a).........................................................           625,000
   625,000   Hampton MHR for Avalon, 1.40%, 6/15/26(a).........................           625,000
 1,000,000   Hampton MHR for Shoreline Apartments, 1.40%, 12/1/19(a)...........         1,000,000
   450,000   Henrico County GO, Public Improvement, 3.00%, 4/1/03(b)...........           455,394
 1,200,000   Loudoun County IDA for Falcons Landing, 1.40%, 11/1/28(a).........         1,200,000
   400,000   Lynchburgh County IDA, Series B, 1.45%, 12/1/25(a)................           400,000
   400,000   Norfolk GO, Capital Improvement, 5.00%, 7/1/02(b).................           401,105
   200,000   Norfolk IDR for Children's Hospital, 1.45%, 6/1/20(a).............           200,000
 1,105,000   Peninsula Port Authority for Dominion Terminal, 1.60% - 1.65%,
             7/1/16(a).........................................................         1,105,000
   200,000   Porstmouth GO, 4.25%, 8/1/02(b)...................................           200,748
   205,000   Richmond IDR for Ninth & Cary Assoc., 1.45%, 9/1/10(a)............           205,000
   400,000   Rivana GO, for Water & Sewer Authority, 4.00%, 10/01/02(b)........           402,922
    95,000   Roanoke IDR for Friendship Manor, 1.40%, 8/1/13(a)................            95,000
   600,000   Virginia College Building Authority for University of Richmond,
             1.40%, 11/1/22(a).................................................           600,000
                                                                                 ----------------
                                                                                        9,955,169
                                                                                 ----------------
             PUERTO RICO--14.9%
   625,000   Puerto Rico Commonwealth GO, prefunded 7/1/02 @ 101.5, 6.80%,
             7/1/21(b).........................................................           636,966
   400,000   Puerto Rico Commonwealth GO, prefunded 7/1/02 @ 101.5, 6.50%,
             7/1/22(b).........................................................           407,565
   500,000   Puerto Rico Government Bank, 1.00%, 12/01/15(a)...................           500,000
   400,000   Puerto Rico Highway and Transportation Authority, Series A, 1.30%,
             7/1/28(a).........................................................           400,000
                                                                                 ----------------
                                                                                        1,944,531
                                                                                 ----------------
             VIRGIN ISLANDS--4.6%
   575,000   Virgin Islands GO, Public Finance Authority, prefunded 10/1/02 @
             102, 7.25%, 10/1/18(b)............................................           597,719
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $12,497,419)................      95.8%       12,497,419
                 OTHER ASSETS, LESS LIABILITIES......................       4.2           546,734
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     13,044,153
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 13,044,153 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                 OUTSTANDING...................................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       FOOTNOTES TO PORTFOLIO STATEMENTS

SECURITY TYPE ABBREVIATIONS:
----------------------------

BAN --......................  Bond Anticipation Notes                         HFF --   Health Facilities Financing
                                                                                       Authority
CDA --......................  Community Redevelopment Agency                  HRB --   Hospital Revenue Bonds
COP --......................  Certificate of Participation                    IDA --   Industrial Development Authority
                                                                                       Revenue Bonds
DFA --......................  Development Finance Agency                      IDR --   Industrial Development Agency
                                                                                       Revenue Bonds
EDA --......................  Economic Development Authority                  IFA --   Industrial Finance Authority
                              Revenue Bonds
EDC --......................  Economic Development Corporation                MHR --   Multifamily Housing Revenue Bonds
EFA --......................  Education Facilities Authority                  PCR --   Pollution Control Revenue Bonds
GO --.......................  General Obligation Bonds                        RAN --   Revenue Anticipation Notes
HCF --......................  Health Care Facilities Revenue                  RAW --   Revenue Anticipation Warrants
                              Bonds
HDA --......................  Hospital Development Authority                  TAN --   Tax Anticipation Notes
HDC --......................  Housing Development Corporation                TRAN --   Tax and Revenue Anticipation Notes
                              Bonds
HEFA --.....................  Health & Education Facilities                  UFSD --   Union Free School District
                              Authority
HFA --......................  Housing Finance Authority Revenue               WRA --   Water Resource Authority
                              Bonds
                                                                              WSR --   Water System Revenue Bonds

-----------------

(a) Variable rate securities. The interest rates, as reported on May 31, 2002, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2002

                                                                                    U.S.         U.S.
                                                                     PRIMARY     GOVERNMENT    TREASURY
                                                                       FUND         FUND         FUND
                                                                   ------------  -----------  -----------
INTEREST INCOME (Note 1).........................................  $275,686,887  $23,157,785  $13,360,582
                                                                   ------------  -----------  -----------

EXPENSES (Note 2)
COMPREHENSIVE MANAGEMENT FEES:
  Class R........................................................    50,180,124  7,244,403      2,845,589
  Class 75.......................................................        91,399         --             --
  Class Treasurer's Trust........................................     2,778,309     30,585      1,199,784
  Class 45.......................................................       110,767      5,977             --
  Class 25.......................................................     4,812,634    116,901             --
  Class 15.......................................................        35,030         --             --
  Class 8........................................................     1,174,013         --             --
DISTRIBUTION (12b-1) FEES:
  Class R........................................................    12,545,031  1,811,101        711,375
  Class 75.......................................................        33,239         --             --
TRUSTEE FEES.....................................................       267,045     20,875         10,194
                                                                   ------------  -----------  -----------
    Total expenses before waiver.................................    72,027,591  9,229,842      4,766,942
    Less: expenses waived (Note 2)...............................            --         --       (105,000)
                                                                   ------------  -----------  -----------
    Net Expenses.................................................    72,027,591  9,229,842      4,661,942
                                                                   ------------  -----------  -----------

NET INVESTMENT INCOME, Representing Net Increase in Net
  Assets from Investment Operations..............................  $203,659,296  $13,927,943  $ 8,698,640
                                                                   ============  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                      PRIMARY FUND                   U.S. GOVERNMENT FUND               U.S. TREASURY FUND
                           ----------------------------------  --------------------------------  --------------------------------
                              YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                             MAY 31, 2002      MAY 31, 2001     MAY 31, 2002     MAY 31, 2001     MAY 31, 2002     MAY 31, 2001
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $    203,659,296  $    280,627,452  $   13,927,943   $   36,899,096   $    8,698,640   $    15,271,801
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (NOTE 1):
  Class R................      (115,933,938)     (280,376,036)    (12,987,226)     (36,892,134)      (5,845,584)      (15,263,710)
  Class 75...............          (383,623)          (11,187)             --               --               --                --
  Class Treasurer's
    Trust................        (9,436,548)          (75,544)       (109,691)          (4,432)      (2,853,056)           (8,091)
  Class 45...............          (522,401)           (2,616)        (35,998)          (1,343)              --                --
  Class 25...............       (44,227,745)         (162,069)       (795,028)          (1,187)              --                --
  Class 15...............          (478,729)               --              --               --               --                --
  Class 8................       (32,676,312)               --              --               --               --                --
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
Total dividends to
  shareholders...........      (203,659,296)     (280,627,452)    (13,927,943)     (36,899,096)      (8,698,640)      (15,271,801)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    49,203,863,372    31,227,773,238   3,312,959,063    3,366,006,079    2,234,824,153     1,596,750,098
  Dividends reinvested...       203,659,296       280,627,452      13,927,943       36,899,096        8,698,640        15,166,801
  Cost of shares
    redeemed.............   (44,373,496,202)  (28,913,967,122) (3,240,382,619)  (3,159,724,161)  (2,070,970,763)   (1,579,519,293)
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
                              5,034,026,466     2,594,433,568      86,504,387      243,181,014      172,552,030        32,397,606
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  Net increase in net
    assets...............     5,034,026,466     2,594,433,568      86,504,387      243,181,014      172,552,030        32,397,606

NET ASSETS:
  Beginning of year......     6,950,373,945     4,355,940,377     910,879,055      667,698,041      429,600,142       397,202,536
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
  End of year............  $ 11,984,400,411  $  6,950,373,945  $  997,383,442   $  910,879,055   $  602,152,172   $   429,600,142
                           ================  ================  ===============  ===============  ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2002

INTEREST INCOME (Note 1)..........................  $7,275,649
                                                    ---------

EXPENSES (Note 2)
  Comprehensive management fees:
        Class R...................................  2,354,483
        Class Treasurer's Trust...................    203,314
        Class 25..................................     48,764
  Distribution (12b-1) fees:
        Class R...................................    588,620
  Trustee fees....................................      9,496
                                                    ---------
    Total Expenses................................  3,204,677
                                                    ---------

NET INVESTMENT INCOME, representing Net Increase
  in Net Assets from Investment Operations........  $4,070,972
                                                    =========

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                 YEAR ENDED MAY 31,
                                          --------------------------------
                                               2002             2001
                                          ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income.................  $     4,070,972  $     9,009,949
                                          ---------------  ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
  Net Investment Income
        Class R.........................       (3,155,274)      (8,981,171)
        Class Treasurer's Trust.........         (536,801)         (17,800)
        Class 25........................         (378,897)         (10,978)
                                          ---------------  ---------------
                                               (4,070,972)      (9,009,949)
                                          ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share)
  (Note 6):
  Net proceeds from sale of shares......    1,441,153,032    1,381,599,915
  Dividends reinvested..................        4,070,972        9,009,949
  Cost of shares redeemed...............   (1,540,012,774)  (1,235,247,966)
                                          ---------------  ---------------
                                              (94,788,770)     155,361,898
                                          ---------------  ---------------
  Net (decrease) increase in net
    assets..............................      (94,788,770)     155,361,898

NET ASSETS:
  Beginning of year.....................      427,306,252      271,944,354
                                          ---------------  ---------------
  End of year...........................  $   332,517,482  $   427,306,252
                                          ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2002

                           RESERVE NEW YORK
                           TAX-EXEMPT TRUST                RESERVE TAX-EXEMPT TRUST
                           ----------------  ----------------------------------------------------
                               NEW YORK      CALIFORNIA II  CONNECTICUT   FLORIDA   MASSACHUSETTS
                                 FUND            FUND          FUND        FUND         FUND
                           ----------------  -------------  -----------  ---------  -------------
INTEREST INCOME (Note
  1).....................     $5,119,066      $2,431,006     $774,562    $653,185     $376,326
                              ----------      ----------     --------    --------     --------

EXPENSES (Note 2)
  Comprehensive
    management fees......      2,112,974         972,501      323,229     262,417      151,637
  Distribution (12b-1)
    fees.................        528,244         243,126       80,807      65,604       37,909
  Trustee fees...........          6,365           3,098          955         687          431
                              ----------      ----------     --------    --------     --------
    Total expenses.......      2,647,583       1,218,725      404,991     328,708      189,977
                              ----------      ----------     --------    --------     --------
NET INVESTMENT INCOME,
  representing Net
  Increase in Net Assets
  from Investment
  Operations.............     $2,471,483      $1,212,281     $369,571    $324,477     $186,349
                              ==========      ==========     ========    ========     ========

                                          RESERVE TAX-EXEMPT TRUST
                           -------------------------------------------------------
                           MICHIGAN  NEW JERSEY    OHIO    PENNSYLVANIA  VIRGINIA
                             FUND       FUND       FUND        FUND        FUND
                           --------  ----------  --------  ------------  ---------
INTEREST INCOME (Note
  1).....................  $120,321  $1,236,888  $138,320    $880,291    $157,178
                           --------  ----------  --------    --------    --------
EXPENSES (Note 2)
  Comprehensive
    management fees......   59,079     511,703     61,085     372,260      79,386
  Distribution (12b-1)
    fees.................   14,770     127,925     15,272      93,065      19,847
  Trustee fees...........      116       1,255        188         788         160
                           --------  ----------  --------    --------    --------
    Total expenses before
      waiver.............   73,965     640,883     76,545     466,113      99,393
  Less: expenses waived
    (Note 2).............      (66)         --        (44)         --        (815)
                           --------  ----------  --------    --------    --------
    Net Expense..........   73,899     640,883     76,501     466,113      98,578
                           --------  ----------  --------    --------    --------
NET INVESTMENT INCOME,
  representing Net
  Increase in Net Assets
  from Investment
  Operations.............  $46,422   $ 596,005   $ 61,819    $414,178    $ 58,600
                           ========  ==========  ========    ========    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                   RESERVE NEW YORK
                                   TAX-EXEMPT TRUST                              RESERVE TAX-EXEMPT TRUST
                           --------------------------------  ----------------------------------------------------------------
                                    NEW YORK FUND                  CALIFORNIA II FUND                CONNECTICUT FUND
                           --------------------------------  ------------------------------  --------------------------------
                             YEAR ENDED       YEAR ENDED       YEAR ENDED     PERIOD ENDED     YEAR ENDED       YEAR ENDED
                            MAY 31, 2002     MAY 31, 2001     MAY 31, 2002    MAY 31, 2001    MAY 31, 2002     MAY 31, 2001
                           ---------------  ---------------  ---------------  -------------  ---------------  ---------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............   $   2,471,483    $   6,892,202    $   1,212,281   $  2,799,870    $     369,571    $   1,242,443
                            -------------    -------------    -------------   -------------   -------------    -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............      (2,471,483)      (6,892,202)      (1,212,281)    (2,799,870)        (369,571)      (1,242,443)
                            -------------    -------------    -------------   -------------   -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............     696,162,904      826,531,093      462,779,496    651,324,525       93,098,785      106,047,767
  Dividends reinvested...       2,471,483        6,892,202        1,212,281      2,799,870          369,571        1,242,443
  Cost of shares
    redeemed.............    (745,812,142)    (780,238,944)    (490,906,345)  (609,247,770)     (92,419,191)    (118,221,888)
                            -------------    -------------    -------------   -------------   -------------    -------------
                              (47,177,755)      53,184,351      (26,914,568)    44,876,625        1,049,165      (10,931,678)
                            -------------    -------------    -------------   -------------   -------------    -------------
  Net (decrease) increase
    in net assets........     (47,177,755)      53,184,351      (26,914,568)    44,876,625        1,049,165      (10,931,678)

NET ASSETS:
  Beginning of year......     281,611,925      228,427,574      136,246,374     91,369,749       40,197,044       51,128,722
                            -------------    -------------    -------------   -------------   -------------    -------------
  End of year............   $ 234,434,170    $ 281,611,925    $ 109,331,806   $136,246,374    $  41,246,209    $  40,197,044
                            =============    =============    =============   =============   =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 RESERVE TAX-EXEMPT TRUST
                           ----------------------------------------------------------------------------------------------------
                                     FLORIDA FUND                   MASSACHUSETTS FUND                  MICHIGAN FUND
                           --------------------------------  --------------------------------  --------------------------------
                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                            MAY 31, 2002     MAY 31, 2001     MAY 31, 2002     MAY 31, 2001     MAY 31, 2002     MAY 31, 2001
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............   $     324,477    $     903,699    $    186,349     $    510,044     $     46,422     $     82,141
                            -------------    -------------    ------------     ------------     ------------     ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............        (324,477)        (903,699)       (186,349)        (510,044)         (46,422)         (82,141)
                            -------------    -------------    ------------     ------------     ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............     155,543,426      203,544,147      54,996,937       76,127,391       48,699,873       16,882,504
  Dividends reinvested...         324,477          903,699         186,349          510,044           46,422           82,141
  Cost of shares
    redeemed.............    (152,689,419)    (204,398,950)    (53,021,393)     (73,946,882)     (44,988,452)     (14,369,559)
                            -------------    -------------    ------------     ------------     ------------     ------------
                                3,178,484           48,896       2,161,893        2,690,553        3,757,843        2,595,086
                            -------------    -------------    ------------     ------------     ------------     ------------
  Net increase in net
    assets...............       3,178,484           48,896       2,161,893        2,690,553        3,757,843        2,595,086

NET ASSETS:
  Beginning of year......      28,911,467       28,862,571      18,798,355       16,107,802        4,756,859        2,161,773
                            -------------    -------------    ------------     ------------     ------------     ------------
  End of year............   $  32,089,951    $  28,911,467    $ 20,960,248     $ 18,798,355     $  8,514,702     $  4,756,859
                            =============    =============    ============     ============     ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                         RESERVE TAX-EXEMPT TRUST
                           ------------------------------------------------------------------------------------
                                 NEW JERSEY FUND                 OHIO FUND               PENNSYLVANIA FUND
                           ----------------------------  --------------------------  --------------------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                              MAY 31,        MAY 31,       MAY 31,       MAY 31,       MAY 31,       MAY 31,
                               2002           2001           2002          2001          2002          2001
                           -------------  -------------  ------------  ------------  ------------  ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $     596,005  $   1,500,311  $    61,819   $   238,714   $   414,178   $   699,747
                           -------------  -------------  ------------  ------------  ------------  ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............       (596,005)    (1,500,311)     (61,819)     (238,714)     (414,178)     (699,747)
                           -------------  -------------  ------------  ------------  ------------  ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    240,597,119    250,006,902   33,551,931    36,980,981   145,997,774    93,779,092
  Dividends reinvested...        596,005      1,500,311       61,819       238,714       414,178       699,747
  Cost of shares
    redeemed.............   (236,555,353)  (243,050,817) (36,011,184)  (38,100,034)  (129,012,883) (81,503,350)
                           -------------  -------------  ------------  ------------  ------------  ------------
                               4,637,771      8,456,396   (2,397,434)     (880,339)   17,399,069    12,975,489
                           -------------  -------------  ------------  ------------  ------------  ------------
  Net increase (decrease)
    in net assets........      4,637,771      8,456,396   (2,397,434)     (880,339)   17,399,069    12,975,489

NET ASSETS:
  Beginning of year......     52,890,484     44,434,088    8,053,310     8,933,649    34,060,618    21,085,129
                           -------------  -------------  ------------  ------------  ------------  ------------
  End of year............  $  57,528,255  $  52,890,484  $ 5,655,876   $ 8,053,310   $51,459,687   $34,060,618
                           =============  =============  ============  ============  ============  ============

                            RESERVE TAX-EXEMPT TRUST
                           --------------------------
                                 VIRGINIA FUND
                           --------------------------
                            YEAR ENDED    YEAR ENDED
                             MAY 31,       MAY 31,
                               2002          2001
                           ------------  ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATION
  Net investment
    income...............  $    58,600   $     99,318
                           ------------  ------------
DIVIDENDS PAID TO SHAREHO
  Net investment income
    (Note 1).............      (58,600)       (99,318)
                           ------------  ------------
FROM CAPITAL SHARE TRANSA
  (at net asset value of
  Net proceeds from sale
    of shares............   25,423,512     16,885,998
  Dividends reinvested...       58,600         99,318
  Cost of shares
    redeemed.............  (19,159,452)   (12,368,045)
                           ------------  ------------
                             6,322,660      4,617,271
                           ------------  ------------
  Net increase (decrease)
    in net assets........    6,322,660      4,617,271
NET ASSETS:
  Beginning of year......    6,721,493      2,104,222
                           ------------  ------------
  End of year............  $13,044,153   $  6,721,493
                           ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")
                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
   RESERVE TAX-EXEMPT TRUST (CALIFORNIA II, CONNECTICUT, FLORIDA, INTERSTATE, MASSACHUSETTS, NEW JERSEY, OHIO, PENNSYLVANIA AND VIRGINIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")
                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Funds/Trusts are registered under the Investment Company Act of 1940 as non-diversified, open-end investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Fund's and Trusts' authorized shares of beneficial interest are unlimited. The Fund's shares are divided into seven (7) series: Primary, U.S. Government, U.S. Treasury, Primary II, U.S. Government II, U.S. Treasury II and Strategist Money-Market. The Trust's shares are divided into ten series: California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds. The financial statements and notes apply to Primary, U.S. Government, U.S. Treasury Funds of The Reserve Funds; California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds of Reserve Tax-Exempt Trust and New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purpose of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds/Trusts may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Funds/Trusts are entitled to receive payment of principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

     C. It is the policy of the Funds/Trusts to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Funds/ Trusts shares.

     E. The Funds/Trusts may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds/Trusts, RMCI serves as the Funds'/Trusts' Investment Adviser subject to the policies adopted by the Boards of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Funds'/Trusts' investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. The Trusts (with the exception of Interstate Tax-Exempt Fund) pay RMCI a comprehensive management fee of .80% of the average daily net assets of the Trusts, which are accrued daily. For the Funds, and Interstate Tax-Exempt Fund, RMCI receives a comprehensive management fee accrued daily at an annual rate based on the average daily net assets of each class of each fund according to the following schedule:

      CLASS 8      CLASS 15     CLASS 25     CLASS 35     CLASS 45    TREASURER'S TRUST   CLASS 75     CLASS R
      -------     -----------  -----------  -----------  -----------  -----------------  -----------  ----------
           0.08%       0.15%        0.25%        0.35%        0.45%             0.60%         0.55%        0.80%

     The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Funds/Trusts, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of customary operating expenses are: interest, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other exraordinary

--------------------------------------------------------------------------------
     expenses, payments under the Funds'/Trusts' Distribution Plan and the fees of the disinterested Trustees, for which each fund pays its direct or allocated share. During the year ended May 31, 2002, RMCI voluntarily reduced its fees for the U.S. Treasury Fund, Class R by $105,000, Michigan Tax-Exempt Fund by $66, Ohio Tax-Exempt Fund by $44 and Virginia Tax-Exempt Fund by $815. Certain Trustees / Officers of the Funds / Trusts are also Officers of RMCI.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Funds/Trusts have adopted a Rule 12b-1 plan with Reserv
     Partners, Inc., an affiliate of RMCI, which allows the Funds/Trusts to pay distribution fees for the sale and distribution of its shares. Currently the Trusts (with the exception of Class 25 and Class Treasurer's Trust of Interstate Tax-Exempt Fund) and only Class R and Class 75 of the Funds participate in the Plan. The rate of distribution expenses is 0.20% per year of the average net assets of each fund or class. The Plan requires RMCI to pay an equivalent amount from its own resources.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Trusts invest substantially all of their assets in portfolios of tax-exempt debt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Trusts invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies and or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets:

     INTERSTATE TAX-EXEMPT FUND    74.25%

          Letter of Credit
          ABN / AMRO                                    3.09%          JPMorgan / Chase                              2.67%
          Allied Irish Bank                             0.49%          KBC Bank                                      1.65%
          Bank of America                               3.98%          Keybank                                       1.65%
          Bank of Nova Scotia                           0.92%          La Salle National Bank                        0.94%
          Bank of Scotland                              0.46%          Landesbank Hessen-Thurgen                     0.59%
          Bank One                                      1.08%          Mellon Bank                                   0.71%
          Barclay Bank                                  0.56%          Northern Trust Co.                            1.17%
          Bay Hypo Und Vereinsbank                      0.60%          PNC Bank                                      0.94%
          Bay Landesbank Girozentrale                   0.70%          Societe Generale                              0.39%
          Bayerische / Westdeutsche Landesbank          0.90%          Sun Trust Bank                                1.93%
          Commerzbank                                   0.44%          Toronto Dominion                              0.81%
          Credit Suisse                                 0.90%          Union Bank of Switzerland                     0.63%
          Dexia                                         0.60%          University of Minnesota                       0.90%
          Dresdner Bank                                 0.30%          University of Pittsburgh                      0.59%
          Fifth Third Bank                              1.12%          US Bank                                       3.31%
          Fleet Bank                                    1.65%          Wachovia Bank & Trust Company                 5.04%
          FNMA                                          1.02%          Wells Fargo                                   0.88%
          FRMC                                          0.39%          Westdeutsche Landesbank Girozentrale          3.66%
          Harris Trust & Savings Bank                   1.23%          WLB                                           0.90%
     *    Bond Insurance
          AMBAC                                         2.63%
          FGIC                                          9.61%
          FSA                                           6.15%
          MBIA                                          2.17%
          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations        3.90%
     *    Some securities are backed by both a line of credit and bond insurance.

--------------------------------------------------------------------------------
     NEW YORK TAX-EXEMPT FUND    68.23%

          Letter of Credit
          Allied Irish Bank                             0.43%          FNMA                                          2.13%
          Bank of New York                              4.56%          HSBC                                          0.54%
          Bank of Nova Scotia                           1.91%          JPMorgan / Chase                              5.38%
          Banque Paribas                                0.85%          Kredietbank NV, Brussels                      0.43%
          Bay Hypo Und Vereinsbank                      2.82%          Landesbank Hessen-Thurgen                     6.05%
          Bay Landesbank Girozentrale                   3.73%          Societe Generale                              0.81%
          Bayerische / Westdeutsche Landesbank          0.81%          Toronto Dominion                              2.04%
          Commerzbank                                   6.84%          Wachovia Bank & Trust Company                 0.68%
          Deutsche Bank                                 1.02%          Wells Fargo                                   1.79%
          Dexia                                         2.35%          Westdeutsche Landesbank Girozentrale          3.21%
          Fleet Bank                                    2.03%

     *    Bond Insurance
          AMBAC                                         2.52%          FSA                                           7.34%
          FGIC                                          5.96%          MBIA                                          2.00%

     CALIFORNIA TAX-EXEMPT FUND    65.16%

          Letter of Credit
          Allied Irish Bank                             3.66%          Credit Suisse                                 2.47%
          Bank of America                               7.32%          Dexia                                         1.37%
          Bank of New York                              0.44%          Dresdner Bank                                 1.83%
          Bank of Nova Scotia                           1.45%          FNMA                                          7.13%
          Bank of Scotland                              0.73%          FRMC                                          1.83%
          Bay Hypo Und Vereinsbank                      3.72%          KBC Bank                                      5.25%
          Bay Landesbank Girozentrale                   1.19%          Landesbank Hessen-Thurgen                     2.15%
          CIBC                                          0.46%          Wells Fargo                                   1.55%
          Commerzbank                                   0.91%

     *    Bond Insurance
          AMBAC                                         3.57%          FSA                                           7.00%
          FGIC                                          4.94%          MBIA                                          6.19%

     CONNECTICUT TAX-EXEMPT FUND    70.01%

          Letter of Credit
          Bay Landesbank Girozentrale                   4.33%          La Salle National Bank                        7.46%
          Commerzbank                                   4.50%          Landesbank Hessen-Thurgen                     6.74%
          Fleet Bank                                    7.27%          Northern Trust Company                        4.81%
          JP Morgan / Chase                             1.52%          Wachovia Bank & Trust Company                 4.94%
          KBC Bank                                      4.33%          Yale University                               4.85%

     *    Bond Insurance
          AMBAC                                         4.83%          FGIC                                          5.52%
          FSA                                           5.32%          MBIA                                          3.59%

--------------------------------------------------------------------------------
     FLORIDA TAX-EXEMPT FUND    91.26%

          Letter of Credit
          ABN / AMRO                                    2.49%          Harris Trust & Savings Bank                   4.38%
          Bank of America                               7.54%          JPMorgan / Chase                              3.13%
          Credit Suisse                                 3.12%          Landesbank Baden-Wurternberg                  2.49%
          Dresdner Bank                                 7.48%          Societe Generale                              2.57%
          Fifth Third Bank                              4.67%          Sun Trust Bank                                4.58%
          Florida Power & Light                         2.18%          Toronto Dominion                              6.23%
          FRMC                                          3.74%          Wachovia Bank & Trust Company                 4.63%

     *    Bond Insurance
          AMBAC                                         4.16%          FSA                                           3.12%
          FGIC                                          8.77%          MBIA                                          5.34%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations       10.64%

     MASSACHUSETTS TAX-EXEMPT FUND    77.56%

          Letter of Credit
          Commerzbank                                   4.29%          Landesbank Hessen-Thurgen                     4.29%
          Dexia                                         3.82%          Smith College                                 5.99%
          Fleet Bank                                    5.06%          State Street Bank & Trust                     4.29%
          FNB Bank                                      4.29%          Toronto Dominion                              1.91%
          FNMA                                          3.39%          Wellesley College                             3.39%
          Harvard University                            3.82%          Williams College                              1.91%
          KBC Bank                                      4.87%

     *    Bond Insurance
          AMBAC                                         2.86%          FSA                                           5.28%
          FGIC                                          7.41%          MBIA                                          6.30%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations        4.39%

     MICHIGAN TAX-EXEMPT FUND    96.01%

          Letter of Credit
          Bank of America                               1.47%          Fifth Third Bank                              8.22%
          Bank One                                      8.04%          FNMA                                          7.05%
          Bay Landesbank Girozentrale                   9.40%          Key Bank                                      1.47%
          Comerica Bank                                 5.87%          La Salle National Bank                        5.87%
          Deutsche Bank                                 1.17%          Landesbank Hessen-Thurgen                     7.69%
          Dresdner Bank                                 4.70%          National City                                 8.28%

          Bond Insurance
          FGIC                                          7.99%          MBIA                                          8.34%
          FSA                                           4.35%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations        6.10%

     At May 31, 2002, the Michigan Tax-Exempt Fund had a cash overdraft from the custodian of $287,100.

--------------------------------------------------------------------------------
     NEW JERSEY TAX-EXEMPT FUND    77.96%

          Letter of Credit
          Bank of New York                              3.55%          JPMorgan / Chase                              6.59%
          Banque Paribas                                3.72%          Kredietbank NV, Brussels                      2.70%
          Barclay Bank                                  4.73%          New Jersey Health Care                        8.95%
          Citibank                                      4.90%          PNC Bank                                      4.31%
          Commerzbank                                   1.69%          Princeton University                          4.73%
          Fleet Bank                                    1.05%          Wachovia Bank & Trust Company                 8.27%
          FNMA                                          4.86%

          Bond Insurance
          AMBAC                                         4.93%          MBIA                                          8.25%
          FGIC                                          4.73%

     OHIO TAX-EXEMPT FUND    98.96%

          Letter of Credit
          ABN / AMRO                                    7.07%          JPMorgan / Chase                              7.51%
          Allied Irish Bank                             6.19%          KBC Bank                                      7.96%
          Bank of America                               8.13%          Keybank                                       5.30%
          Bank One                                      4.51%          National City Bank                            7.79%
          Barclay Bank                                  7.78%          US Bank                                       4.42%
          Dresdner Bank                                 3.54%          Wachovia Bank & Trust Company                 5.30%
          Fifth Third Bank                              5.22%          Wells Fargo                                   6.98%

     *    Bond Insurance
          AMBAC                                         5.06%          MBIA                                          3.54%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations        2.66%

     PENNSYLVANIA TAX-EXEMPT FUND    99.22%

          Letter of Credit
          Bank of America                               4.76%          JPMorgan / Chase                              4.47%
          Bank of Nova Scotia                           1.94%          Landesbank Hessen-Thurgen                     1.94%
          Bank One                                      3.61%          Mellon Bank                                   4.86%
          Banque Paribas                                4.86%          Northern Trust Co.                            6.02%
          Bay Hypo Und Vereinsbank                      1.94%          PNC Bank                                      6.89%
          Bay Landesbank Girozentrale                   0.39%          Sun Trust Bank                                4.57%
          Citibank                                      1.29%          Toronto Dominion                              4.08%
          Commerzbank                                   4.47%          University of Pittsburgh                      4.47%
          Dexia                                         1.75%          Wachovia Bank & Trust Company                 3.28%
          Dresdner Bank                                 2.16%          Wells Fargo                                   0.97%
          FNMA                                          4.47%

          AMBAC                                         6.91%          FSA                                           6.68%
          FGIC                                          7.10%          MBIA                                          4.34%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations        1.00%

--------------------------------------------------------------------------------
     VIRGINIA TAX-EXEMPT FUND    92.30%

          Letter of Credit
          Bank of America                               8.93%          Crestar Bank                                  4.60%
          Bank of Scotland                              9.20%          FRMC                                          7.67%
          Barclay Bank                                  8.47%          Sun Trust Bank                                4.79%
          Credit Suisse                                 4.79%          Wachovia Bank & Trust Company                 8.82%
     *    Bond Insurance
          AMBAC                                         9.22%          FSA                                           4.79%
          FGIC                                          4.61%          MBIA                                          3.83%
          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations       12.58%

     *    Some securities are backed by both a line of credit and bond insurance.

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At May 31, 2002, the composition of each fund's net assets were as follows:

                                                           U.S.          U.S.       INTERSTATE
                                          PRIMARY       GOVERNMENT     TREASURY     TAX-EXEMPT
                                           FUND            FUND          FUND          FUND
                                      ---------------  ------------  ------------  ------------
      Par Value.....................  $    11,984,400  $    997,383  $    602,152  $    332,517
      Additional Paid-in-Capital....   11,972,416,011   996,386,059   601,550,020   332,184,965
                                      ---------------  ------------  ------------  ------------
      Net Assets....................  $11,984,400,411  $997,383,442  $602,152,172  $332,517,482
                                      ===============  ============  ============  ============

                                   NEW YORK    CALIFORNIA II  CONNECTICUT    FLORIDA    MASSACHUSETTS
                                     FUND          FUND          FUND         FUND          FUND
                                 ------------  -------------  -----------  -----------  -------------
      Par Value................  $    234,434  $    109,332   $    41,246  $    32,090   $    20,960
      Additional-Paid-in-Capital...  234,199,736  109,222,474  41,204,963   32,057,861    20,939,288
                                 ------------  ------------   -----------  -----------   -----------
      Net Assets...............  $234,434,170  $109,331,806   $41,246,209  $32,089,951   $20,960,248
                                 ============  ============   ===========  ===========   ===========

                                   MICHIGAN     NEW JERSEY      OHIO      PENNSYLVANIA   VIRGINIA
                                     FUND          FUND         FUND          FUND         FUND
                                 ------------  ------------  -----------  ------------  -----------
      Par Value................  $      8,515  $     57,528  $     5,656  $    51,460   $    13,044
      Additional-Paid-in-Capital...    8,506,187   57,470,727   5,650,220  51,408,227    13,031,109
                                 ------------  ------------  -----------  -----------   -----------
      Net Assets...............  $  8,514,702  $ 57,528,255  $ 5,655,876  $51,459,687   $13,044,153
                                 ============  ============  ===========  ===========   ===========

(6)  CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

     For the year ended May 31, 2002 and the period ended May 31, 2001, the capital share transactions of each fund were as follows:

                                                    FOR PERIOD ENDED MAY 31, 2002
                                      ----------------------------------------------------------
                                                                      TREASURER'S
                                          CLASS R        CLASS 75        TRUST        CLASS 45
                                      ---------------  ------------  --------------  -----------
      PRIMARY FUND
      ------------------------------
      Sold..........................   22,378,444,181   106,617,318   2,342,184,643   84,916,322
      Reinvested....................      115,933,938       383,623       9,436,548      522,401
      Redeemed......................  (22,274,243,404) (118,200,495) (2,066,093,718) (69,730,431)
                                      ---------------  ------------  --------------  -----------
      Net Increase (Decrease).......      220,134,715   (11,199,554)    285,527,473   15,708,292
                                      ===============  ============  ==============  ===========

--------------------------------------------------------------------------------

                                              CLASS 25      CLASS 15*       CLASS 8**
                                           --------------  ------------  ---------------

      PRIMARY FUND
      -----------------------------------
      Sold...............................   5,658,249,167   248,916,580   18,384,535,161
      Reinvested.........................      44,227,745       478,729       32,676,312
      Redeemed...........................  (4,031,012,015) (215,348,874) (15,598,867,265)
                                           --------------  ------------  ---------------
      Net Increase.......................   1,671,464,897    34,046,435    2,818,344,208
                                           ==============  ============  ===============

                                                      TREASURER'S
                                         CLASS R         TRUST      CLASS 45     CLASS 25
                                      --------------  -----------  -----------  -----------

      U.S. GOVERNMENT FUND
      ------------------------------
      Sold..........................   3,166,984,953    9,238,978   13,784,193  122,950,939
      Reinvested....................      12,987,226      109,691       35,998      795,028
      Redeemed......................  (3,164,767,034) (20,969,699) (17,816,091) (36,829,795)
                                      --------------  -----------  -----------  -----------
      Net Increase (Decrease).......      15,205,145  (11,621,030)  (3,995,900)  86,916,172
                                      ==============  ===========  ===========  ===========

                                                                TREASURER'S
                                                   CLASS R         TRUST
                                                --------------  ------------

      U.S. TREASURY FUND
      ----------------------------------------
      Sold....................................   1,299,766,782   935,057,371
      Reinvested..............................       5,845,584     2,853,056
      Redeemed................................  (1,362,489,975) (708,480,788)
                                                --------------  ------------
      Net (Decrease) Increase.................     (56,877,609)  229,429,639
                                                ==============  ============

                                                           TREASURER'S
                                              CLASS R         TRUST       CLASS 25
                                           --------------  ------------  -----------

      INTERSTATE-TAX EXEMPT FUND
      -----------------------------------
      Sold...............................   1,176,004,972   202,427,176   62,720,884
      Reinvested.........................       3,155,274       536,801      378,897
      Redeemed...........................  (1,179,694,309) (267,860,501) (92,457,964)
                                           --------------  ------------  -----------
      Net Decrease.......................        (534,063)  (64,896,524) (29,358,183)
                                           ==============  ============  ===========

                                                    FOR PERIOD ENDED MAY 31, 2001
                                 --------------------------------------------------------------------
                                                               TREASURER'S
                                     CLASS R      CLASS 75***   TRUST***    CLASS 45***  CLASS 25***
                                 ---------------  -----------  -----------  -----------  ------------

      PRIMARY FUND
      -------------------------
      Sold.....................   30,457,404,981  36,084,965   256,598,599   7,511,800   470,172,893
      Reinvested...............      280,376,036      11,187        75,544       2,616       162,069
      Redeemed.................  (28,851,872,158) (1,439,739)  (32,217,271)    (86,716)  (28,351,238)
                                 ---------------  ----------   -----------  ----------   -----------
      Net Increase.............    1,885,908,859  34,656,413   224,456,872   7,427,700   441,983,724
                                 ===============  ==========   ===========  ==========   ===========

--------------------------------------------------------------------------------

                                                      TREASURER'S
                                         CLASS R       TRUST***    CLASS 45***  CLASS 25***
                                      --------------  -----------  -----------  -----------

      U.S. GOVERNMENT FUND
      ------------------------------
      Sold..........................   3,341,782,334  15,611,526    4,739,419    3,872,801
      Reinvested....................      36,892,134       4,432        1,343        1,186
      Redeemed......................  (3,159,271,153)    (30,791)    (301,562)    (120,655)
                                      --------------  ----------   ----------   ----------
      Net Increase..................     219,403,315  15,585,167    4,439,200    3,753,332
                                      ==============  ==========   ==========   ==========

                                                                TREASURER'S
                                                   CLASS R       TRUST***
                                                --------------  -----------

      U.S. TREASURY FUND
      ----------------------------------------
      Sold....................................   1,567,545,869  29,204,229
      Reinvested..............................      15,158,710       8,091
      Redeemed................................  (1,578,732,598)   (786,695)
                                                --------------  ----------
      Net Increase............................       3,971,981  28,425,625
                                                ==============  ==========

                                                           TREASURER'S
                                              CLASS R       TRUST***    CLASS 25***
                                           --------------  -----------  -----------

      INTERSTATE-TAX EXEMPT FUND
      -----------------------------------
      Sold...............................   1,249,104,892  86,122,064   46,372,959
      Reinvested.........................       8,981,171      17,800       10,978
      Redeemed...........................  (1,233,786,518)   (788,222)    (673,226)
                                           --------------  ----------   ----------
      Net Increase.......................      24,299,545  85,351,642   45,710,711
                                           ==============  ==========   ==========

---------------

  * From July 30, 2001 (Commencement of Operations) to May 31, 2002. ** From July 27, 2001 (Commencement of Operations) to May 31, 2002.
***  From May 29, 2001 (Commencement of Operations) to May 31, 2001.

(7)__FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------
     Contained below is per share operating performance data for a share of beneficial interest outstanding of each fund for the periods as indicated.

                                                     CLASS R
                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------
      PRIMARY FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............    0.0187    0.0511    0.0492    0.0438    0.0483
      Less dividends from net
        investment income......   (0.0187)  (0.0511)  (0.0492)  (0.0438)  (0.0483)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     1.90%     5.29%     4.92%     4.38%     4.83%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $6,462.0  $6,241.8  $4,355.9  $3,330.1  $2,707.6
      Ratio of expenses to
        average net assets.....     1.01%     1.00%     1.00%     1.00%     0.94%
      Ratio of net investment
        income to average net
        assets.................     1.86%     5.11%     4.74%     4.26%     4.71%

--------------------------------------------------------------------------------

                                        CLASS 75           TREASURER'S TRUST            CLASS 45
                                 ----------------------  ----------------------  ----------------------
                                 FISCAL YEAR   PERIOD    FISCAL YEAR   PERIOD    FISCAL YEAR   PERIOD
                                    ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                   MAY 31,     MAY 31,     MAY 31,     MAY 31,     MAY 31,     MAY 31,
                                    2002       2001(A)      2002       2001(A)      2002       2001(A)
                                 -----------  ---------  -----------  ---------  -----------  ---------

      PRIMARY FUND
      -------------------------
      Net asset value at
        beginning of period....   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                  --------    --------    --------    --------    --------    --------
      Net investment income
        from investment
        operations.............     0.0213      0.0003      0.0228      0.0003      0.0243      0.0004
      Less dividends from net
        investment income......    (0.0213)    (0.0003)    (0.0228)    (0.0003)    (0.0243)    (0.0004)
                                  --------    --------    --------    --------    --------    --------
      Net asset value at end of
        period.................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                  ========    ========    ========    ========    ========    ========
      Total Return.............      2.16%       0.03%       2.32%       0.03%       2.48%       0.04%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............   $   23.5    $   34.7    $  510.0    $  224.5    $   23.1    $    7.4
      Ratio of expenses to
        average net assets.....      0.76%     0.75%(b)      0.60%     0.60%(b)      0.45%     0.45%(b)
      Ratio of net investment
        income to average net
        assets.................      2.33%     3.97%(b)      2.05%     4.12%(b)      2.13%     4.27%(b)

                                            CLASS 25         CLASS 15  CLASS 8
                                      ---------------------  --------  --------
                                      FISCAL YEAR   PERIOD    PERIOD    PERIOD
                                         ENDED      ENDED     ENDED     ENDED
                                        MAY 31,    MAY 31,   MAY 31,   MAY 31,
                                         2002      2001(A)   2002(C)   2002(D)
                                      -----------  --------  --------  --------

      PRIMARY FUND
      ------------------------------
      Net asset value at beginning
        of period...................   $  1.0000   $ 1.0000  $ 1.0000  $ 1.0000
                                       ---------   --------  --------  --------
      Net investment income from
        investment operations.......      0.0263     0.0004    0.0205    0.0214
      Less dividends from net
        investment income...........     (0.0263)   (0.0004)  (0.0205)  (0.0214)
                                       ---------   --------  --------  --------
      Net asset value at end of
        period......................   $  1.0000   $ 1.0000  $ 1.0000  $ 1.0000
                                       =========   ========  ========  ========
      Total Return..................       2.69%      0.04%     2.08%     2.17%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................   $ 2,113.4   $  442.0  $   34.1  $2,818.3
      Ratio of expenses to average
        net assets..................       0.25%    0.25%(b)    0.15%   0.08%(b)
      Ratio of net investment income
        to average net assets.......       2.31%    4.47%(b)    2.07%   2.25%(b)

                                                     CLASS R
                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      U.S. GOVERNMENT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............    0.0149    0.0493    0.0471    0.0426    0.0471
      Less dividends from net
        investment income......   (0.0149)  (0.0493)  (0.0471)  (0.0426)  (0.0471)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     1.50%     5.12%     4.71%     4.26%     4.71%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $  902.3  $  887.1  $  667.7  $  716.2  $  652.5
      Ratio of expenses to
        average net assets.....     1.01%     1.01%     1.00%     1.00%     0.99%
      Ratio of net investment
        income to average net
        assets.................     1.44%     4.93%     4.12%     4.16%     4.63%

--------------------------------------------------------------------------------

                                    TREASURER'S TRUST            CLASS 45                 CLASS 25
                                 -----------------------  -----------------------  -----------------------
                                 FISCAL YEAR    PERIOD    FISCAL YEAR    PERIOD    FISCAL YEAR    PERIOD
                                    ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                   MAY 31,     MAY 31,      MAY 31,     MAY 31,      MAY 31,     MAY 31,
                                    2002       2001(A)       2002       2001(A)       2002       2001(A)
                                 -----------  ----------  -----------  ----------  -----------  ----------

      U.S. GOVERNMENT FUND
      -------------------------
      Net asset value at
        beginning of period....   $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000
                                  --------     --------    --------     --------    --------     --------
      Net investment income
        from investment
        operations.............     0.0189       0.0003      0.0203       0.0003      0.0224       0.0003
      Less dividends from net
        investment income......    (0.0189)     (0.0003)    (0.0203)     (0.0003)    (0.0224)     (0.0003)
                                  --------     --------    --------     --------    --------     --------
      Net asset value at end of
        period.................   $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000
                                  ========     ========    ========     ========    ========     ========
      Total Return.............      1.91%        0.03%       2.06%        0.03%       2.28%        0.03%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............   $    4.0     $   15.6    $    0.4     $    4.4    $   90.7     $    3.8
      Ratio of expenses to
        average net assets.....      0.60%      0.60%(b)      0.45%      0.45%(b)      0.25%      0.25%(b)
      Ratio of net investment
        income to average net
        assets.................      2.16%      3.47%(b)      2.73%      3.62%(b)      1.71%      3.82%(b)

                                                     CLASS R
                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      U.S TREASURY FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............    0.0166    0.0468    0.0443    0.0410    0.0456
      Less dividends from net
        investment income......   (0.0166)  (0.0468)  (0.0443)  (0.0410)  (0.0456)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     1.68%     4.82%     4.43%     4.10%     4.56%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $  344.3  $  401.2  $  397.2  $  286.7  $  239.8
      Ratio of expenses to
        average net assets
        (e)....................     1.00%     1.04%     1.00%     1.00%     0.97%
      Ratio of net investment
        income to average net
        asset (e)..............     1.61%     4.63%     4.12%     3.76%     4.26%

                                                    TREASURER'S TRUST
                                                -------------------------
                                                FISCAL YEAR
                                                   ENDED     PERIOD ENDED
                                                  MAY 31,      MAY 31,
                                                   2002        2001(A)
                                                -----------  ------------

      U.S TREASURY FUND
      ----------------------------------------
      Net asset value at beginning of
        period................................   $ 1.0000      $ 1.0000
                                                 --------      --------
      Net investment income from investment
        operations............................     0.0203        0.0003
      Less dividends from net investment
        income................................    (0.0203)      (0.0003)
                                                 --------      --------
      Net asset value at end of period........   $ 1.0000      $ 1.0000
                                                 ========      ========
      Total Return............................      2.06%         0.03%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....   $  257.9      $   28.4
      Ratio of expenses to average net
        assets................................      0.61%       0.60%(b)
      Ratio of net investment income to
        average net asset.....................      1.44%       3.44%(b)

                                                     CLASS R
                                          FOR FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      INTERSTATE TAX-EXEMPT FUND

--------------------------------------------------------------------------------

                                                     CLASS R
                                          FOR FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............     .0108     .0289     .0267     .0242     .0279
      Less dividends from net
        investment income......    (.0108)   (.0289)   (.0267)   (.0242)   (.0279)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     1.09%     2.95%     2.67%     2.42%     2.79%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $  295.7  $  296.2  $  271.9  $  292.6  $  352.9
      Ratio of expenses to
        average net assets.....     1.01%     1.01%     1.00%     1.00%     0.97%
      Ratio of net investment
        income to average net
        asset..................     1.08%     2.89%     2.60%     2.38%     2.75%

                                         TREASURER'S TRUST            CLASS 25
                                      -----------------------  -----------------------
                                      FISCAL YEAR    PERIOD    FISCAL YEAR    PERIOD
                                         ENDED       ENDED        ENDED       ENDED
                                        MAY 31,     MAY 31,      MAY 31,     MAY 31,
                                         2002       2001(A)       2002       2001(A)
                                      -----------  ----------  -----------  ----------

      INTERSTATE TAX-EXEMPT FUND
      ------------------------------
      Net asset value at beginning
        of period...................   $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000
                                       --------     --------    --------     --------
      Net investment income from
        investment operations.......     0.0149       0.0002      0.0184       0.0002
      Less dividends from net
        investment income...........    (0.0149)     (0.0002)    (0.0184)     (0.0002)
                                       --------     --------    --------     --------
      Net asset value at end of
        period......................   $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000
                                       ========     ========    ========     ========
      Total Return..................      1.50%        0.02%       1.86%        0.02%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................   $   20.5     $   85.4    $   16.3     $   45.7
      Ratio of expenses to average
        net assets..................      0.61%      0.60%(b)      0.26%      0.25%(b)
      Ratio of net investment income
        to average net asset........      1.59%      2.56%(b)      1.96%      2.91%(b)

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      NEW YORK TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income....    0.0095    0.0281    0.0258    0.0222    0.0268
      Dividends from net
        investment income......   (0.0095)  (0.0281)  (0.0258)  (0.0222)  (0.0268)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     0.95%     2.87%     2.58%     2.22%     2.68%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $  234.4  $  281.6  $  228.4  $  186.0  $  171.2
      Ratio of expenses to
        average net assets.....     1.01%     1.01%     1.00%     1.00%     0.94%
      Ratio of net investment
        income to average net
        assets.................     0.94%     2.81%     2.55%     2.19%     2.63%

--------------------------------------------------------------------------------

                                           FISCAL YEARS ENDED
                                                MAY 31,        PERIOD ENDED
                                           ------------------    MAY 31,
                                             2002      2001      2000(F)
                                           --------  --------  ------------

      CALIFORNIA II TAX-EXEMPT FUND
      -----------------------------------
      Net asset value at beginning of
        period...........................  $ 1.0000  $ 1.0000    $ 1.0000
                                           --------  --------    --------
      Net investment income..............    0.0098    0.0236      0.0208
      Dividends from net investment
        income...........................   (0.0098)  (0.0236)    (0.0208)
                                           --------  --------    --------
      Net asset value at end of period...  $ 1.0000  $ 1.0000    $ 1.0000
                                           ========  ========    ========
      Total Return.......................     0.98%     2.42%     2.27%(b)
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions).......................  $  109.3  $  136.2    $   91.4
      Ratio of expenses to average net
        assets...........................     1.01%     1.00%     1.00%(b)(e)
      Ratio of net investment income to
        average net assets...............     1.00%     2.36%     2.27%(b)(e)

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      CONNECTICUT TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income....    0.0092    0.0273    0.0248    0.0221    0.0267
      Dividends from net
        investment income......   (0.0092)  (0.0273)  (0.0248)  (0.0221)  (0.0267)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     0.92%     2.75%     2.48%     2.21%     2.67%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $   41.2  $   40.2  $   51.1  $   55.4  $   36.8
      Ratio of expenses to
        average net assets.....     1.01%     1.01%     1.00%     1.00%     0.89%
      Ratio of net investment
        income to average net
        assets.................     0.92%     2.73%     2.42%     2.17%     2.64%

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      FLORIDA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income....    0.0105    0.0294    0.0272    0.0237    0.0269
      Dividends from net
        investment income......   (0.0105)  (0.0294)  (0.0272)  (0.0237)  (0.0269)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     1.05%     2.98%     2.72%     2.37%     2.69%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $   32.1  $   28.9  $   28.9  $   22.6  $   10.8
      Ratio of expenses to
        average net assets.....     1.00%     1.01%     1.00%     1.00%     0.94%
      Ratio of net investment
        income to average net
        assets.................     0.99%     2.94%     2.68%     2.30%     2.62%

--------------------------------------------------------------------------------

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      MASSACHUSETTS TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income....    0.0099    0.0279    0.0256    0.0220    0.0284
      Dividends from net
        investment income......   (0.0099)  (0.0279)  (0.0256)  (0.0220)  (0.0284)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     0.99%     2.85%     2.56%     2.20%     2.84%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $   21.0  $   18.8  $   16.1  $   19.9  $   25.4
      Ratio of expenses to
        average net assets.....     1.01%     1.00%     1.00%     1.00%     0.75%
      Ratio of net investment
        income to average net
        assets.................     0.99%     2.79%     2.55%     2.17%     2.78%

                                       FISCAL YEARS ENDED MAY 31,   PERIOD ENDED
                                      ----------------------------    MAY 31,
                                        2002      2001      2000      1999(G)
                                      --------  --------  --------  ------------

      MICHIGAN TAX-EXEMPT FUND
      ------------------------------
      Net asset value at beginning
        of period...................  $ 1.0000  $ 1.0000  $ 1.0000    $ 1.0000
                                      --------  --------  --------    --------
      Net investment income.........    0.0080    0.0276    0.0263      0.0118
      Dividends from net investment
        income......................   (0.0080)  (0.0276)  (0.0263)    (0.0118)
                                      --------  --------  --------    --------
      Net asset value at end of
        period......................  $ 1.0000  $ 1.0000  $ 1.0000    $ 1.0000
                                      ========  ========  ========    ========
      Total Return..................     0.81%     2.83%     2.63%     2.55%(b)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................  $    8.5  $    4.8  $    2.2    $    1.2
      Ratio of expenses to average
        net assets..................   1.01%(e)    1.00%     1.00%     1.00%(b)(e)
      Ratio of net investment income
        to average net assets.......   0.63%(e)    2.76%     2.60%     2.02%(b)(e)

                                            FISCAL YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2002      2001      2000      1999      1998
                                 --------  --------  --------  --------  --------

      NEW JERSEY TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income....    0.0101    0.0277    0.0249    0.0223    0.0254
      Dividends from net
        investment income......   (0.0101)  (0.0277)  (0.0249)  (0.0223)  (0.0254)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............     1.01%     2.83%     2.49%     2.23%     2.54%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $   57.5  $   52.9  $   44.4  $   41.3  $   37.6
      Ratio of expenses to
        average net assets.....     1.01%     1.01%     1.05%     1.00%     0.99%
      Ratio of net investment
        income to average net
        assets.................     0.94%     2.77%     2.46%     2.17%     2.50%

--------------------------------------------------------------------------------

                                                                           PERIOD
                                       FISCAL YEARS ENDED MAY 31,          ENDED
                                 --------------------------------------   MAY 31,
                                   2002      2001      2000      1999     1998(H)
                                 --------  --------  --------  --------  ----------

      OHIO TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                 --------  --------  --------  --------   --------
      Net investment income....    0.0082    0.0281    0.0256    0.0236     0.0048
      Dividends from net
        investment income......   (0.0082)  (0.0281)  (0.0256)  (0.0236)   (0.0048)
                                 --------  --------  --------  --------   --------
      Net asset value at end of
        period.................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                 ========  ========  ========  ========   ========
      Total Return.............     0.83%     2.88%     2.56%     2.36%    2.87%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $    5.7  $    8.1  $    8.9  $    1.2   $    2.5
      Ratio of expenses to
        average net assets.....   1.01%(e)    1.00%     1.00%   1.00%(e)   1.00%(b)
      Ratio of net investment
        income to average net
        assets.................   0.81%(e)    2.81%     2.95%   2.16%(e)   2.86%(b)

                                                                           PERIOD
                                       FISCAL YEARS ENDED MAY 31,          ENDED
                                 --------------------------------------   MAY 31,
                                   2002      2001      2000      1999     1998(I)
                                 --------  --------  --------  --------  ----------

      PENNSYLVANIA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                 --------  --------  --------  --------   --------
      Net investment income....    0.0097    0.0287    0.0276    0.0234     0.0189
      Dividends from net
        investment income......   (0.0097)  (0.0287)  (0.0276)  (0.0234)   (0.0189)
                                 --------  --------  --------  --------   --------
      Net asset value at end of
        period.................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                 ========  ========  ========  ========   ========
      Total Return.............     0.97%     2.97%     2.76%     2.34%    2.64%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $   51.5  $   34.1  $   21.1  $   16.9   $   13.2
      Ratio of expenses to
        average net assets.....     1.01%     1.00%     1.00%     1.00%    1.00%(b)
      Ratio of net investment
        income to average net
        assets.................     0.89%     2.87%     2.73%     2.28%    2.62%(b)

                                           FISCAL YEARS ENDED
                                                MAY 31,
                                           ------------------
                                             2002      2001    2000(J)
                                           --------  --------  --------

      VIRGINIA TAX-EXEMPT FUND
      -----------------------------------
      Net asset value at beginning of
        period...........................  $ 1.0000  $ 1.0000  $ 1.0000
                                           --------  --------  --------
      Net investment income..............    0.0069    0.0253    0.0075
      Dividends from net investment
        income...........................   (0.0069)  (0.0253)  (0.0075)
                                           --------  --------  --------
      Net asset value at end of period...  $ 1.0000  $ 1.0000  $ 1.0000
                                           ========  ========  ========
      Total Return.......................     0.69%     2.77%   3.08%(b)
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions).......................  $   13.0  $    6.7  $    2.1
      Ratio of expenses to average net
        assets...........................   1.01%(e)    1.00%   1.01%(b)(e)
      Ratio of net investment income to
        average net assets...............   0.58%(e)    2.53%   3.19%(b)(e)

---------------

(a)  From May 29, 2001 (Commencement of Operations) to May 31, 2001.

--------------------------------------------------------------------------------
(b)  Annualized
(c)  From July 30, 2001 (Commencement of Operations) to November 30, 2001.
(d)  From July 27, 2001 (Commencement of Operations) to November 30, 2001.
(e) Due to the voluntary waiver of certain expense by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

                                                                        NET
                                                FISCAL    EXPENSE    INVESTMENT
                                                 YEAR      RATIO       INCOME
                                               --------   --------   ----------
     U.S. Treasury Fund......................    2002        .97%       1.64%
                                                 2001        .99        4.68
                                                 2000        .86        4.26
                                                 1999        .77        3.99
                                                 1998        .77        4.46
     California II...........................    2000        .96(b)     2.31(b)
     Michigan................................    2002       1.00         .64
                                                 1999        .49(b)     2.53(b)
     Ohio....................................    2002       1.01         .81
                                                 1999        .83        2.32
     Virginia................................    2002        .99         .60
                                                 2000        .97(b)     3.23(b)

(f)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(g)  From December 14, 1998 (Commencement of Operations) to May 31, 1999.
(h)  From April 1, 1998 (Commencement of Operations) to May 31, 1998.
(i)  From September 12, 1997 (Commencement of Operations) to May 31, 1998.
(j)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.

                  -------------------------------------------
                            FEDERAL TAX INFORMATION
The dividends distributed by the Fund are "exempt interest dividends" for federal tax purposes.

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Boards of Trustees and Shareholders of The Reserve Fund, Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust:

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Primary Fund, U.S. Government Fund and U.S. Treasury Fund (three series of The Reserve Fund), New York Tax-Exempt Fund (a series of Reserve New York Tax-Exempt Trust) and the California II Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Interstate Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund (ten series of Reserve Tax-Exempt Trust) (collectively, the "Funds") at May 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
July 12, 2002

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. With the exception of Father Donald Harrington, none of the Trustees or Executive Officers hold other directorships outside The Reserve Funds; Fr. Harrington is a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993.

The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 65                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve Offshore Money Fund, Ltd.
                            Trust ("RMMMT") and                            (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - 2000).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DIS-INTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 70                     RNYTET, RMMMT and                              Resources, Inc. (meeting
125 Elm Street              RPES.                                          management firm) (1987 - 2001)
Westfield, NJ 07091
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 45                     RNYTET, RMMMT and                              Power Authority (1995 - present).
c/o AIMCO                   RPES.                                          Executive Vice President of
2000 S. Colorado Blvd.                                                     Apartment Investment and Management
Tower Two                                                                  Company ("AIMCO") (a real estate
Suite 2-1000                                                               investment trust and the nation's
Denver, CO 80222                                                           largest owner and manager of
                                                                           multi-family apartment properties)
                                                                           (1998 to present); Partner,
                                                                           Skadden, Arps Slate (Law firm)
                                                                           (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 56                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 55                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999)
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 62                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS, WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 36                     Assistant Treasurer of  respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and                                      and Assistant Treasurer of RMC;
New York, NY 10001-3701     RPES.                                          and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 to present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 34                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).
--------------------------------------------------------------------------------------------------------------
IRENE S. GREENBERG          General Counsel of RF,  Since 2002             General Counsel of RMC, RMCI and
Age: 47                     RTET, RNYTET, RMMMT                            RESRV. Former Vice President and
The Reserve Funds           and RPES.                                      Assistant General Counsel, U.S.
1250 Broadway                                                              Trust Company of New York (1999 -
New York, NY 10001-3701                                                    2002); Former Vice President and
                                                                           Manager, Bankers Trust Company
                                                                           (1997 - 1999).
--------------------------------------------------------------------------------------------------------------
AGNES N. MULLADY            Controller of RF,       Since 2000             Controller of RMC, RMCI and RESRV.
Age: 43                     RTET, RNYTET, RMMMT                            Vice President and Treasurer,
The Reserve Funds           and RPES.                                      Northstar Funds; Senior Vice
1250 Broadway                                                              President and Chief Financial
New York, NY 10001-3701                                                    Officer, Northstar Investment
                                                                           Management Corp.; President and
                                                                           Treasurer, Northstar Administrators
                                                                           Corp.; and, Vice President and
                                                                           Treasurer, Northstar
                                                                           Distributors, Inc. (1993 - 1999)

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The SAI includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.